                    PROSPECTUS
                    November 1, 2001
                                                                [LOGO] ONE GROUP


                    One Group(R) Prime Money Market Fund
                    One Group(R) Bond Fund
                    One Group(R) Income Bond Fund
                    One Group(R) Small Cap Growth Fund
                    One Group(R) Mid Cap Growth Fund
                    One Group(R) Mid Cap Value Fund
                    One Group(R) Large Cap Growth Fund
                    One Group(R) Diversified Equity Fund
                    One Group(R) Equity Index Fund
                    One Group(R) Market Expansion Index Fund
                    One Group(R) Investor Growth & Income Fund
                    One Group(R) Investor Conservative Growth Fund


                    The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                    For use by Bank One Corporation Savings and Investment Plan

                 ---------

TABLE OF

  CONTENTS

           FUND SUMMARIES: INVESTMENTS, RISK &
                                   PERFORMANCE
             One Group Prime Money Market Fund   1
                                                ---
                           One Group Bond Fund   4
                                                ---
                    One Group Income Bond Fund   9
                                                ---
               One Group Small Cap Growth Fund   13
                                                ---
                 One Group Mid Cap Growth Fund   17
                                                ---
                  One Group Mid Cap Value Fund   20
                                                ---
               One Group Large Cap Growth Fund   24
                                                ---
             One Group Diversified Equity Fund   27
                                                ---
                   One Group Equity Index Fund   31
                                                ---
         One Group Market Expansion Index Fund   34
                                                ---
       One Group Investor Growth & Income Fund   38
                                                ---
   One Group Investor Conservative Growth Fund   42
                                                ---

                  MORE ABOUT THE FUNDS
                  Principal Investment
                            Strategies   46
                                        ---
                      Investment Risks   53
                                        ---
                   Temporary Defensive
                             Positions   59
                                        ---
                    Portfolio Turnover   59
                                        ---

       HOW TO DO BUSINESS
    WITH ONE GROUP MUTUAL
                    FUNDS
   Purchasing Fund Shares   60
                           ---

   PRIVACY POLICY   61
                   ---

                 SHAREHOLDER
                 INFORMATION
               Voting Rights   63
                              ---
           Dividend Policies   63
                              ---
            Tax Treatment of
                Shareholders   63
                              ---
       Shareholder Inquiries   63
                              ---

          MANAGEMENT OF ONE
               GROUP MUTUAL
                      FUNDS
                The Advisor    64
                              ---
              Advisory Fees    64
                              ---
          The Fund Managers    65
                              ---

     FINANCIAL
    HIGHLIGHTS    66
                 ---
      APPENDIX
            A:
    INVESTMENT
     PRACTICES    73
                 ---

                     --------------------------------------------
  ONE GROUP(R)             Prime Money Market Fund
-----------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

WHAT IS THE GOAL OF THE PRIME MONEY MARKET FUND?
The Fund seeks current income with liquidity and stability of principal.

WHAT ARE THE PRIME MONEY MARKET FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests exclusively in high-quality, short-term money market instru-ments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations. The Fund will concen-trate in the financial services industry, including asset-backed commercial pa-per programs. The Fund will comply with SEC rules applicable to all money mar-ket funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Prime Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE PRIME MONEY MARKET FUND?
The main risks of investing in the Prime Money Market Fund and the circum-stances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

main risks

Credit Risk. Because the Fund only invests in high-quality obligations and lim-its its average maturity to 90 days or less, credit risk is minimized. Nonethe-less, if an issuer fails to pay interest or principal, the value of your in-vestment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Concentration. The Fund will invest a significant portion of its assets in the securities of companies in the financial services industry. Because of the Fund's greater exposure to that industry, economic, political and regulatory developments affecting the financial services industry will have a dispropor-tionate impact on the Fund. These developments include changes in interest rates, earlier than expected repayments by borrowers, an inability to achieve the same yield on the reinvestment of prepaid obligations, and federal and state laws which may restrict the remedies that a lender has when a borrower defaults on a loan.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its subsidiaries and is not insured or guaranteed by the Fed-eral Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                       1
----

  Fund Summary             Prime Money Market Fund
---------------------------
HOW HAS THE PRIME MONEY MARKET FUND PERFORMED?
By showing the variability of the Prime Money Market Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE PRIME MONEY MARKET FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/ -- CLASS I SHARES
--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [CHART]

     1991   1992   1993   1994   1995   1996   1997   1998   1999   2000
     ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
     5.88%  3.58%  2.97%  4.09%  5.83%  5.20%  5.32%  5.30%  4.95%  6.11%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was 3.25%.

--------------------------------------------------------------------------------
Best Quarter: 1.68% 1Q1991   Worst Quarter: 0.72% 2Q1993
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000
--------------------------------------------------------------------------------

             INCEPTION
         DATE OF CLASS 1 YEAR 5 YEARS 10 YEARS
----------------------------------------------
Class I     8/1/85     6.11%   5.38%   4.92%
----------------------------------------------


TO OBTAIN CURRENT YIELD INFORMATION, CALL TOLL-FREE 1-800-480-4111 OR VISIT WWW.ONEGROUP.COM.

                                       2
----

  Fund Summary             Prime Money Market Fund
---------------------------
FEES AND EXPENSES

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS I
---------------------------------------------------
Investment Advisory Fees                      .35%
---------------------------------------------------
Other Expenses                                .20%
---------------------------------------------------
Total Annual Fund Operating Expenses          .55%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/   (.03%)
---------------------------------------------------
Net Expenses                                  .52%
---------------------------------------------------

/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .52% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.

EXAMPLES

--------------------------------------------------------------------------------

             1 YEAR/1/            3 YEARS                   5 YEARS                   10 YEARS
             ------------------------------------------------------------------------------
                $53                $173                      $304                       $686
             ------------------------------------------------------------------------------

                        /1/Without contractual fee waivers, 1 Year
                           expenses would be $56.
The examples are in-
tended to help you
compare the cost of
investing in the
Fund with the cost
of investing in
other mutual
funds. The examples assume that you invest $10,000 in the Fund for the time pe-riods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


                                       3
----

                     ----------------------
  ONE GROUP(R)             Bond Fund
--------------------------------------------
Fund Summary: Investments, Risk & Performance

WHAT IS THE GOAL OF THE BOND FUND?
The Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT ARE THE BOND FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which Banc One Investment Advisors determines to be of comparable quality). These include U.S. government obligations and mortgage-backed and asset-backed securities. Banc One Investment Advisors ana-lyzes four major factors in managing and constructing the Fund: duration, mar-ket sector, maturity concentrations and individual securities. Banc One Invest-ment Advisors looks for market sectors and individual securities that it be-lieves will perform well over time. Banc One Investment Advisors is value ori-ented and selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT IS A BOND?
A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentali-ties, a corporation, a foreign corporation, or a municipality, securities is-sued or guaranteed by a foreign government or its agencies and instrumentali-ties, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, con-vertible bonds, stripped government securities and zero coupon obligations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE BOND FUND?
The main risks of investing in the Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Bond Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Bond Fund. For additional information on risk, please read "Investment Risks."


main risks

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in inter-est rates. If rates increase, the value of the Fund's investments generally de-clines. On the other hand, if rates fall, the value of the investments gener-ally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your invest-ment.

                                       4
----

  Fund Summary             Bond Fund
---------------------------
Credit Risk. There is a risk that issuers and counterparties will not make pay-ments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securi-ties held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect a security's liquidity and make it difficult for the Fund to sell the security.

Prepayment and Call Risk. As part of its main investment strategy, the Fund in-vests in mortgage-backed and asset-backed securities. The issuers of these se-curities and other callable securities may be able to repay principal in ad-vance, especially when interest rates fall. Changes in prepayment rates can af-fect the return on investment and yield of mortgage- and asset-backed securi-ties. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for se-curities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk. The Fund invests in securities that may be considered to be DERIVATIVES. The value of derivative securities is dependent upon the perfor-mance of underlying assets or securities. If the underlying assets do not per-form as expected, the value of the derivative security and your investment in the Fund may decline. Derivatives generally are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       5
----

  Fund Summary             Bond Fund
---------------------------
HOW HAS THE BOND FUND PERFORMED?
By showing the variability of the Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE BOND FUND IS NOT NECESSARILY AN INDI-CATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/ -- CLASS I SHARES
--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [CHART]

   1991   1992    1993    1994    1995   1996   1997   1998    1999    2000
   ----   ----    ----    ----    ----   ----   ----   ----    ----    ----
  15.67%  6.57%  11.33%  -6.91%  23.68%  5.08%  9.92%  8.19%  -0.87%  12.12%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was 9.00%. The above quoted performance data includes the per-formance of a common trust fund, the predecessor to the Pegasus Bond Fund and the Pegasus Bond Fund for the period prior to the consolidation with the One Group Bond Fund on March 22, 1999. The predecessor to the Pegasus Bond Fund commenced operations on June 1, 1991, subsequent to the transfer of as-sets from a common trust fund with materially equivalent investment objec-tives, policies, guidelines and restrictions as the Fund. The quoted perfor-mance of the Fund includes the performance of the common trust fund for pe-riods prior to the commencement of operations of the predecessor to the Peg-asus Bond Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

--------------------------------------------------------------------------------
Best Quarter: 7.61% 2Q1995   Worst Quarter: -2.66% 1Q1994
--------------------------------------------------------------------------------


                                       6
----

  Fund Summary             Bond Fund
---------------------------
The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to broad measures of market perfor-mance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/
--------------------------------------------------------------------------------

                               INCEPTION                            PERFORMANCE
                           DATE OF CLASS 1 YEAR 5 YEARS 10 YEARS SINCE 12/31/83
-------------------------------------------------------------------------------
Class I                       6/1/91     12.12%  6.80%   8.18%       9.44%
-------------------------------------------------------------------------------
Lehman Brothers Aggregate
 Bond Index/2/                           11.63%  6.46%   7.96%       9.69%
-------------------------------------------------------------------------------
Lipper Intermediate U.S.
 Government Index/3/                     11.17%  5.80%   6.86%           *
-------------------------------------------------------------------------------

/1/The above quoted performance data includes the performance of a common trust fund, the predecessor to the Pegasus Bond Fund and the Pegasus Bond Fund for the period prior to the consolidation with the One Group Bond Fund on March 22, 1999. The predecessor to the Pegasus Bond Fund commenced operations on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Bond Fund as adjusted to re-flect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its returns would have been lower.
/2/The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond markets as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
/3/The Lipper Intermediate U. S. Government Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.
*  Index did not exist.

                                       7
----

  Fund Summary             Bond Fund
---------------------------
FEES AND EXPENSES

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS I
---------------------------------------------------
Investment Advisory Fees                      .60%
---------------------------------------------------
Other Expenses                                .23%
---------------------------------------------------
Total Annual Fund Operating Expenses          .83%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/   (.23%)
---------------------------------------------------
Net Expenses                                  .60%
---------------------------------------------------

/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .60% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.

EXAMPLES

--------------------------------------------------------------------------------

             1 YEAR/1/            3 YEARS                   5 YEARS                   10 YEARS
             --------------------------------------------------------------------------------
                $61                $242                      $438                      $1,004
             --------------------------------------------------------------------------------
             /1/Without contractual fee waivers, 1 Year expenses would be
                $86.

The examples are in-
tended to help you
compare the cost of
investing in the
Fund with the cost
of in vesting in
other mutual
funds. The examples assume that you invest $10,000 in the Fund for the time pe-riods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                                       8
----

                     ---------------------------------
  ONE GROUP(R)             Income Bond Fund
-------------------------------------------------------
Fund Summary: Investments, Risk & Performance

WHAT IS THE GOAL OF THE INCOME BOND FUND?
The Fund seeks a high level of current income by investing primarily in a di-versified portfolio of high-, medium- and low-grade debt securities.

WHAT ARE THE INCOME BOND FUND'S MAIN INVESTMENT STRATEGIES?
The Fund mainly invests in investment grade debt securities (or unrated debt securities that are determined to be of comparable quality by Banc One Invest-ment Advisors). In addition, the Fund also may invest in bonds, convertible se-curities, preferred stock, loan participations and other debt securities rated below investment grade (i.e., junk bonds.) The Fund may not invest more than 30% of its total assets in these securities. The Fund also invests in mortgage-backed and asset-backed securities. The Fund invests in securities with short to long maturities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and tech-nical structure of the transaction. For more information about the Income Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT IS A BOND?
A "bond" is a debt security with a maturity of ninety days or more at the time of its issuance issued by the U.S. government or its agencies and instrumental-ities, a corporation, a foreign corporation, or a municipality, securities is-sued or guaranteed by a foreign government or its agencies and instrumentali-ties, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, con-vertible bonds, stripped government securities and zero coupon obligations. A "junk bond" is a debt security that is rated below investment grade. Junk bonds also include unrated securities that Banc One Investment Advisors believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called "high yield bonds" and "non-investment grade bonds." These securities generally are rated in the fifth or lower rating cate-gories (for example, BB or lower by Standard & Poor's Corporation and Ba or lower by Moody's Investors Service, Inc.). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE INCOME BOND FUND?
The main risks of investing in the Income Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Income Bond Fund and its yield will change every day in response to in-terest rates and other market conditions. You may lose money if you invest in the Income Bond Fund. For additional information on risk, please read "Invest-ment Risks."

                                       9
----

  Fund Summary             Income Bond Fund
---------------------------

main risks

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in inter-est rates. If rates increase, the value of a Fund's investments generally de-clines. On the other hand, if rates fall, the value of the investments gener-ally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your invest-ment.

Credit Risk. There is a risk that issuers and counterparties will not make pay-ments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securi-ties held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect a security's liquidity and make it difficult for the Fund to sell the security.

Prepayment and Call Risk. As part of its main investment strategy, the Fund in-vests in mortgage-backed and asset-backed securities. The issuers of these se-curities and other callable securities may be able to repay principal in ad-vance, especially when interest rates fall. Changes in prepayment rates can af-fect return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for se-curities with higher interest rates, resulting in an unexpected capital loss.

Portfolio Quality. The Fund may invest in securities that are rated in the low-est investment grade. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. The Fund also may invest in securities that are rated below investment grade. These securi-ties are considered to be speculative and may be issued by companies which are highly leveraged, less creditworthy or financially distressed.

Derivative Risk. The Fund invests in securities that may be considered to be DERIVATIVES. The value of derivative securities is dependent upon the perfor-mance of underlying assets or securities. If the underlying assets do not per-form as expected, the value of the derivative security and your investment in the Fund may decline. Derivatives generally are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       10
----

  Fund Summary             Income Bond Fund
---------------------------
HOW HAS THE INCOME BOND FUND PERFORMED?
By showing the variability of the Income Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE INCOME BOND FUND IS NOT NECES-SARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/ -- CLASS I SHARES

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [CHART]

               1994    1995   1996   1997   1998    1999    2000
               ----    ----   ----   ----   ----    ----    ----
              -0.95%  17.53%  3.14%  8.88%  7.77%  -1.15%  10.24%

/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was 7.39%. One Group Income Bond Fund consolidated with the Peg-asus Multi-Sector Bond Fund on March 22, 1999. For financial reporting pur-poses, the Pegasus Multi-Sector Bond Fund was the accounting survivor. There-fore, all performance information for One Group Income Bond Fund for periods prior to March 22, 1999, reflects the performance of the Pegasus Multi-Sector Bond Fund.

--------------------------------------------------------------------------------
Best Quarter: 5.88% 2Q1995   Worst Quarter: -1.63% 1Q1996
--------------------------------------------------------------------------------
The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                                                                            PERFORMANCE
                                                   INCEPTION                      SINCE
                                               DATE OF CLASS 1 YEAR 5 YEARS      3/5/93
---------------------------------------------------------------------------------------
Class I                                           3/5/93     10.24%  5.70%     6.14%
---------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index/2/                      11.63%  6.46%     6.72%
---------------------------------------------------------------------------------------
Lipper Intermediate Investment Grade Index/3/                10.58%  5.86%     6.13%
---------------------------------------------------------------------------------------

/1/One Group Income Bond Fund consolidated with the Pegasus Mul-ti-Sector Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Multi-Sector Bond Fund was the accounting survivor. The performance information for One Group Income Bond Fund for periods prior to March 22, 1999, reflects the perfor-mance of the Pegasus Multi-Sector Bond Fund.
/2/The Lehman Brothers Aggregate Bond Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities. The performance of the index does not re-flect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the perfor-mance of the Fund reflects the deduction of these expenses.
/3/The Lipper Intermediate Investment Grade Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.


                                       11
----

  Fund Summary             Income Bond Fund
---------------------------
FEES AND EXPENSES

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS I
---------------------------------------------------
Investment Advisory Fees                      .60%
---------------------------------------------------
Other Expenses/1/                             .21%
---------------------------------------------------
Total Annual Fund Operating Expenses          .81%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/   (.14%)
---------------------------------------------------
Net Expenses                                  .67%
---------------------------------------------------

/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .67% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.

EXAMPLES

--------------------------------------------------------------------------------

             1 YEAR/1/            3 YEARS                   5 YEARS                   10 YEARS
                        ----------------------------------------------------------------------
                $68                $245                      $436                       $989
                        ----------------------------------------------------------------------
             /1/ Without contractual fee waivers, 1 Year expenses would be
             $83.

The examples are in-
tended to help you
compare the cost of
investing in the
Fund with the cost
of in-
vesting in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge
(load) on reinvested dividends.

                                       12
----

                     ----------------------------------------
  ONE GROUP(R)             Small Cap Growth Fund
-------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

WHAT IS THE GOAL OF THE SMALL CAP GROWTH FUND?
The Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.

WHAT ARE THE SMALL CAP GROWTH FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests mainly in common stock, debt securities, preferred stocks, convertible securities, warrants and other equity securities of small-capital-ization companies. Generally, the Fund invests in small-cap companies with mar-ket capitalizations ranging from $100 million to $3 billion at the time of in-vestment. For more information about the Small Cap Growth Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strat-egies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE SMALL CAP GROWTH FUND?
The main risks of investing in the Small Cap Growth Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Small Cap Growth Fund will change every day in response to market condi-tions. You may lose money if you invest in the Small Cap Growth Fund. For addi-tional information on risk, please read "Investment Risks."

main risks

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Initial public offerings ("IPOs") and other investment techniques may have a magnified performance im-pact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or small-cap stocks in par-ticular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in val-ue.

Smaller Companies. The Fund's primary investment strategy is to invest in smaller, growth companies. These investments may be riskier than investments in larger, more established companies. Securities of smaller, growth companies tend to be less liquid and more volatile than stocks of larger companies. In addition, small companies may be more vulnerable to economic, market and indus-try changes. Because economic events have a greater impact on smaller compa-nies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       13
----

  Fund Summary             Small Cap Growth Fund
---------------------------
HOW HAS THE SMALL CAP GROWTH FUND PERFORMED?
By showing the variability of the Small Cap Growth Fund performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE SMALL CAP GROWTH FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/,/2/ -- CLASS I SHARES

--------------------------------------------------------------------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.


                                    [CHART]

      1992   1993    1994    1995    1996    1997    1998    1999   2000
      ----   ----    ----    ----    ----    ----    ----    ----   ----
     16.42%  7.85%  -7.73%  22.06%  15.70%  28.78%  -4.04%  26.57%  8.44%

/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was
-20.26%. The above-quoted performance data includes the performance of the Par-agon Gulf South Growth Fund for the period before its consolidation with the One Group Small Cap Growth Fund on March 26, 1996.
/2/For periods prior to the commencement of operations of Class I shares on March 26, 1996, Class I performance is based on Class A share performance from July 1, 1991 to March 25, 1996 unadjusted for differences in expenses.

--------------------------------------------------------------------------------
Best Quarter: 21.57% 3Q1997   Worst Quarter: -22.13% 3Q1998
--------------------------------------------------------------------------------

                                       14
----

  Fund Summary             Small Cap Growth Fund
---------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                                      PERFORMANCE
             INCEPTION                      SINCE
         DATE OF CLASS 1 YEAR 5 YEARS      7/1/91
-------------------------------------------------
Class I     3/26/96     8.44% 14.43%    14.90%
-------------------------------------------------
S&P SmallCap 600
 Index/2/              11.80% 13.57%    15.56%
-------------------------------------------------
S&P SmallCap
 600/BARRA Growth
 Index/3/               0.57% 10.55%         *
-------------------------------------------------

/1/The above-quoted performance data includes the performance of the Paragon
  Gulf South Growth Fund for the period before its consolidation with the One Group Small Cap Growth Fund on March 26, 1996. For periods prior to the com-mencement of operations of Class I shares on March 26, 1996, Class I perfor-mance is based on Class A share performance from July 1, 1991 to March 25, 1996 unadjusted for differences in expenses.
/2/The S&P SmallCap 600 Index is an unmanaged index generally representative of the performance of small companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mu-tual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
/3/The S&P SmallCap 600/BARRA Growth Index is an unmanaged index generally rep-resentative of the performance of small-capitalization domestic stocks with higher price-to-book ratios. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduc-tion of these expenses.
* Index did not exist.

                                       15
----

  Fund Summary             Small Cap Growth Fund
---------------------------

FEES AND EXPENSES

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
---------------------------------------------
(expenses that are deducted from
Fund assets)                          CLASS I
---------------------------------------------
Investment Advisory Fees                .74%
---------------------------------------------
Other Expenses                          .30%
---------------------------------------------
Total Annual Fund Operating Expenses   1.04%
---------------------------------------------

EXAMPLES

--------------------------------------------------------------------------------

             1 YEAR             3 YEARS                     5 YEARS                     10 YEARS
             ----------------------------------------------------------------------------------
              $106               $331                        $574                        $1,271
             ----------------------------------------------------------------------------------

The examples are in-
tended to help you
compare the cost of
investing in the
Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses re-main the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       16
----

                     -------------------------------------
  ONE GROUP(R)             Mid Cap Growth Fund
-----------------------------------------------------------
Fund Summary: Investments, Risk & Performance

WHAT IS THE GOAL OF THE MID CAP GROWTH FUND?

The Fund seeks growth of capital and secondarily, current income by investing primarily in equity securities.

WHAT ARE THE MID CAP GROWTH FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in securities that have the potential to produce above-average earnings growth per share over a one- to three- year period. The Fund typically invests in mid-cap companies with market capitalizations of $500 million to $10 billion at the time of investment. Typically, the Fund acquires shares of es-tablished companies with a history of above-average growth, as well as those companies expected to enter periods of above-average growth. Not all the secu-rities purchased by the Fund will pay dividends. The Fund also invests in smaller companies in emerging growth industries. For more information about the Mid Cap Growth Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE MID CAP GROWTH FUND?
The main risks of investing in the Mid Cap Growth Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Mid Cap Growth Fund will change every day in response to market condi-tions. You may lose money if you invest in the Mid Cap Growth Fund. For addi-tional information on risk, please read "Investment Risks."

main risks

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or mid-cap growth stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your in-vestment in the Fund decreases in value.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. Securities of smaller compa-nies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       17
----

  Fund Summary             Mid Cap Growth Fund
---------------------------
HOW HAS THE MID CAP GROWTH FUND PERFORMED?
By showing the variability of the Mid Cap Growth Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE MID CAP GROWTH FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/ -- CLASS I SHARES
--------------------------------------------------------------------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [CHART]

   1991   1992    1993    1994    1995    1996    1997    1998    1999   2000
   ----   ----    ----    ----    ----    ----    ----    ----    ----   ----
  42.91%  9.54%  12.73%  -3.72%  27.87%  20.29%  30.08%  37.34%  29.11%  5.90%

/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was -26.11%.

--------------------------------------------------------------------------------
Best Quarter: 39.91% 4Q1998   Worst Quarter: -16.67% 4Q2000
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to broad measures of market perfor-mance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000
--------------------------------------------------------------------------------

                             INCEPTION                          PERFORMANCE
                         DATE OF CLASS 1 YEAR 5 YEARS 10 YEARS SINCE 3/2/89
---------------------------------------------------------------------------
Class I                     3/2/89      5.90% 24.05%   20.37%     18.97%
---------------------------------------------------------------------------
S&P MidCap 400 Index/1/                17.51% 20.41%   19.86%     18.35%
---------------------------------------------------------------------------
S&P MidCap 400/BARRA Growth Index/2/    9.16% 23.91%        *          *
---------------------------------------------------------------------------

/1/The S&P MidCap 400 Index is an unmanaged index generally representative of the performance of the mid-size company segment of the U.S. market. The per-formance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contract, the performance of the Fund reflects the deduction of these expenses.
/2/The S&P MidCap 400/BARRA Growth Index is an unmanaged index representing the performance of the lowest price-to-book securities in the S&P MidCap 400 In-dex. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By con-trast, the performance of the Fund reflects the deduction of these expenses.
*  Index did not exist.

                                       18
----

  Fund Summary             Mid Cap Growth Fund
---------------------------
FEES AND EXPENSES

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS I
---------------------------------------------------
Investment Advisory Fees                      .72%
---------------------------------------------------
Other Expenses                                .28%
---------------------------------------------------
Total Annual Fund Operating Expenses         1.00%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/   (.01%)
---------------------------------------------------
Net Expenses                                  .99%
---------------------------------------------------

/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .99% for Class I shares for the period beginning November 1, 2001 and ending October 31, 2002.

EXAMPLES

--------------------------------------------------------------------------------

             1 YEAR/1/            3 YEARS                   5 YEARS                   10 YEARS
             --------------------------------------------------------------------------------
               $101                $317                      $551                      $1,224
             --------------------------------------------------------------------------------
             /1/Without contractual fee waivers, 1 Year expenses would be
                $102.

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them for the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                                       19
----

                     ----------------------------------
  ONE GROUP(R)             Mid Cap Value Fund
--------------------------------------------------------
Fund Summary: Investments, Risk & Performance

WHAT IS THE GOAL OF THE MID CAP VALUE FUND?
The Fund seeks capital appreciation with the secondary goal of achieving cur-rent income by investing primarily in equity securities.

WHAT ARE THE MID CAP VALUE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests mainly in equity securities of companies with below-market av-erage price-to-earnings and price-to-book value ratios and with market capital-izations of $500 million to $10 billion at the time of investment. In choosing investments, the Fund considers the issuer's soundness and earnings prospects. In seeking to achieve the objective of capital appreciation, Banc One Invest-ment Advisors looks at anticipated changes that may positively impact the value of the company such as new products, deployment of new technologies, cost cut-ting efforts and changes in management. As a secondary consideration, Banc One Investment Advisors looks for companies that have the potential to increase their dividends over time. If Banc One Investment Advisors thinks that a company's fundamentals are declining or that a company's ability to pay divi-dends has been impaired, it may eliminate the Fund's holding of the company's stock. For more information about the Mid Cap Value Fund's investment strate-gies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE MID CAP VALUE FUND?
The main risks of investing in the Mid Cap Value Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Mid Cap Value Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Mid Cap Value Fund. For additional information on risk, please read "In-vestment Risks."

main risks

Market Risk. The Fund invests in equity securities (such as stocks) which are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or mid-cap value stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your in-vestment in the Fund decreases in value.

Smaller Companies. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of small companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and indus-try changes. Because economic events have a greater impact on smaller compa-nies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

                                       20
----

  Fund Summary             Mid Cap Value Fund
---------------------------

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW HAS THE MID CAP VALUE FUND PERFORMED?
By showing the variability of the Mid Cap Value Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE MID CAP VALUE FUND IS NOT NEC-ESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/ -- CLASS I SHARES

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [CHART]

  1991    1992    1993    1994    1995    1996    1997   1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----   ----    ----    ----
 27.18%  12.91%  13.20%  -0.71%  26.03%  16.51%  35.10%  5.67%  -0.10%  28.39%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was -7.48%.

--------------------------------------------------------------------------------
Best Quarter: 15.97% 4Q1998   Worst Quarter: -13.63% 3Q1998
--------------------------------------------------------------------------------

                                       21
----

  Fund Summary             Mid Cap Value Fund
---------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000

--------------------------------------------------------------------------------

                                                               PERFORMANCE
                             INCEPTION                               SINCE
                         DATE OF CLASS 1 YEAR 5 YEARS 10 YEARS      3/2/89
--------------------------------------------------------------------------
Class I                     3/2/89     28.39% 16.36%   15.81%    13.34%
--------------------------------------------------------------------------
S&P MidCap 400 Index/1/                17.51% 20.41%   19.86%    18.35%
--------------------------------------------------------------------------
S&P MidCap 400/BARRA Value Index/2/    27.84% 17.04%        *         *
--------------------------------------------------------------------------

/1/The S&P MidCap 400 Index is an unmanaged index generally representative of the performance of the mid-size company segment of the U.S. market. The per-formance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the per-formance of the Fund reflects the deduction of these expenses.
/2/The S&P MidCap 400/BARRA Value Index is an unmanaged index generally repre-sentative of the performance of the lowest price-to-book securities in the S&P MidCap 400 Index. The performance of the index does not reflect the de-duction of expenses associated with a mutual fund, such as investment manage-ment fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
* Index did not exist.


                                       22
----

  Fund Summary             Mid Cap Value Fund
---------------------------
FEES AND EXPENSES

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
---------------------------------------------
(expenses that are deducted from
Fund assets)                          CLASS I
---------------------------------------------
Investment Advisory Fees                .74%
---------------------------------------------
Other Expenses                          .22%
---------------------------------------------
Total Annual Fund Operating Expenses    .96%
---------------------------------------------

EXAMPLES

--------------------------------------------------------------------------------

             1 YEAR             3 YEARS                     5 YEARS                     10 YEARS
             ----------------------------------------------------------------------------------
              $98                $306                        $531                        $1,178
             ----------------------------------------------------------------------------------

The examples are in-
tended to help you
compare the cost of
investing in the
Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses re-main the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       23
----

                     ---------------------------------------
  ONE GROUP(R)             Large Cap Growth Fund
-------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

WHAT IS THE GOAL OF THE LARGE CAP GROWTH FUND?
The Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities.

WHAT ARE THE LARGE CAP GROWTH FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests mainly in equity securities of large, well-established compa-nies. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment. For more information about the Large Cap Growth Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE LARGE CAP GROWTH FUND?
The main risks of investing in the Large Cap Growth Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Large Cap Growth Fund will change every day in response to market condi-tions. You may lose money if you invest in the Large Cap Growth Fund. For addi-tional information on risk, please read "Investment Risks."

main risks

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or large-cap growth stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your in-vestment in the Fund decreases in value.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       24
----

  Fund Summary             Large Cap Growth Fund
---------------------------

HOW HAS THE LARGE CAP GROWTH FUND PERFORMED?
By showing the variability of the Large Cap Growth Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE LARGE CAP GROWTH FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/ -- CLASS I SHARES

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [CHART]

         1993   1994    1995    1996    1997    1998    1999     2000
         ----   ----    ----    ----    ----    ----    ----     ----
        13.95%  5.56%  27.04%  17.25%  32.84%  44.71%  27.81%  -24.01%


/1/ For the period from January 1, 2001, through September 30, 2001, the Fund's total return was -29.61%.

--------------------------------------------------------------------------------
Best Quarter: 24.51% 4Q1998   Worst Quarter: -19.74% 4Q2000
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to broad measures of market perfor-mance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.


AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000
--------------------------------------------------------------------------------

                                  INCEPTION                   PERFORMANCE
                              DATE OF CLASS  1 YEAR 5 YEARS SINCE 2/28/92
-------------------------------------------------------------------------
Class I                          2/28/92    -24.01% 16.96%     15.45%
-------------------------------------------------------------------------
Russell 1000 Growth Index/1/                -22.42% 18.15%     15.55%
-------------------------------------------------------------------------

/1/The Russell 1000 Growth Index is an unmanaged index representing the perfor-mance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not re-flect the deduction of expenses associated with a mutual fund, such as in-vestment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

                                       25
----

  Fund Summary             Large Cap Growth Fund
---------------------------
FEES AND EXPENSES

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
---------------------------------------------
(expenses that are deducted from
Fund assets)                          CLASS I
---------------------------------------------
Investment Advisory Fees               .69%
---------------------------------------------
Other Expenses                         .30%
---------------------------------------------
Total Annual Fund Operating Expenses   .99%
---------------------------------------------


EXAMPLES

--------------------------------------------------------------------------------

             1 YEAR             3 YEARS                     5 YEARS                     10 YEARS
             ----------------------------------------------------------------------------------
              $101               $315                        $547                        $1,213
             ----------------------------------------------------------------------------------

The examples are in-
tended
to help you compare
the cost of invest-
ing in the
Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses re-main the same. Your actual costs may be higher or lower than those shown below.

                                       26
----

                     ---------------------------------------
  ONE GROUP(R)             Diversified Equity Fund
-------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

WHAT IS THE GOAL OF THE DIVERSIFIED EQUITY FUND?
The Fund seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income.

WHAT ARE THE DIVERSIFIED EQUITY FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests mainly in common stocks of companies that have good fundamen-tals and reasonable valuations with the potential for continued earnings growth over time. The Fund uses a multi-style approach, meaning that it may invest across different capitalization levels targeting both value- and growth-ori-ented companies. Because the Fund seeks return over the long term, Banc One In-vestment Advisors will not attempt to time the market. For more information about the Diversified Equity Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE DIVERSIFIED EQUITY FUND?
The main risks of investing in the Diversified Equity Fund and the circum-stances likely to adversely affect your investment are described below. The share price of the Diversified Equity Fund will change every day in response to market conditions. You may lose money if you invest in the Diversified Equity Fund. For additional information on risk, please read "Investment Risks."

main risks

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. Securities of smaller compa-nies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       27
----

  Fund Summary             Diversified Equity Fund
---------------------------
HOW HAS THE DIVERSIFIED EQUITY FUND PERFORMED?
By showing the variability of the Diversified Equity Fund performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE DIVERSIFIED EQUITY FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/ -- CLASS I SHARES

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [CHART]

   1991   1992   1993    1994    1995    1996    1997    1998    1999    2000
   ----   ----   ----    ----    ----    ----    ----    ----    ----    ----
  38.13% 13.64%  7.33%  -3.64%  27.54%  21.80%  34.84%  28.32%  13.78%  -4.16%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was -19.45%. The above quoted performance data includes the performance of the Paragon Value Equity Income Fund for the period before its consolidation with the One Group Diversified Equity Fund on March 26, 1996. For periods prior to the commencement of operations of Class I shares on March 26, 1996, Class I performance is based on Class A performance from December 29, 1989 to March 25, 1996 unadjusted for expenses and sales charges.

--------------------------------------------------------------------------------
Best Quarter: 21.47% 4Q1998   Worst Quarter: -9.93% 3Q1998
--------------------------------------------------------------------------------

                                       28
----

  Fund Summary             Diversified Equity Fund
---------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to broad measures of market perfor-mance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/
--------------------------------------------------------------------------------

                      INCEPTION             5             PERFORMANCE
                  DATE OF CLASS 1 YEAR  YEARS 10 YEARS SINCE 12/29/89
---------------------------------------------------------------------
Class I              3/26/96    -4.16% 18.10%  16.88%      15.45%
---------------------------------------------------------------------
S&P 500 Index/2/                -9.10% 18.33%  17.46%      15.42%
---------------------------------------------------------------------
S&P SuperComposite 1500
 Index/3/                       -6.98% 18.13%       *           *
---------------------------------------------------------------------

/1/The above-quoted performance data includes the performance of the Paragon
   Value Equity Income Fund for the period before its consolidation with the One Group Diversified Equity Fund on March 26, 1996. For periods prior to the commencement of operations of Class I shares on March 26, 1996, Class I per-formance is based on Class A performance from December 29, 1989 to March 25, 1996 unadjusted for expenses and sales charges.
/2/The S&P 500 Index is an unmanaged index generally representative of the per-formance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
/3/The S&P SuperComposite 1500 Index is an unmanaged index consisting of those stocks making up the S&P 500, S&P MidCap 400 and S&P SmallCap 600 indices representing approximately 87% of the total U.S. equity market capitaliza-tion. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By con-trast, the performance of the Fund reflects the deduction of these expenses.
*  Index did not exist.

                                       29
----

  Fund Summary             Diversified Equity Fund
---------------------------
FEES AND EXPENSES

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
---------------------------------------------
(expenses that are deducted from
Fund assets)                          CLASS I
---------------------------------------------
Investment Advisory Fees               .73%
---------------------------------------------
Other Expenses                         .22%
---------------------------------------------
Total Annual Fund Operating Expenses   .95%
---------------------------------------------

EXAMPLES

--------------------------------------------------------------------------------

             1 YEAR             3 YEARS                     5 YEARS                     10 YEARS
             ----------------------------------------------------------------------------------
              $97                $303                        $525                        $1,166
             ----------------------------------------------------------------------------------

The examples are in-
tended to help you
compare the cost of
investing in the
Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses re-main the same. Your actual costs may be higher or lower than those shown.

                                       30
----

                     --------------------------------
  ONE GROUP(R)             Equity Index Fund
------------------------------------------------------
Fund Summary: Investments, Risk & Performance

WHAT IS THE GOAL OF THE EQUITY INDEX FUND?
The Fund seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")./1/

WHAT ARE THE EQUITY INDEX FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests mainly in stocks included in the S&P 500 Index. The Fund may also invest in stock index futures and other equity derivatives. Banc One In-vestment Advisors attempts to track the performance of the S&P 500 Index to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 Index without taking into account the Fund's expenses. For more in-formation about the Equity Index Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE EQUITY INDEX FUND?
The main risks of investing in the Equity Index Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Equity Index Fund will change every day in response to market condi-tions. You may lose money if you invest in the Equity Index Fund. For addi-tional information on risk, please read "Investment Risks."

main risks

Index Investing. The Fund attempts to track the performance of the S&P 500 In-dex. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such se-curities.

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or S&P 500 Index stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your in-vestment in the Fund decreases in value.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

/1/"S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

                                       31
----

  Fund Summary             Equity Index Fund
---------------------------
HOW HAS THE EQUITY INDEX FUND PERFORMED?
By showing the variability of the Equity Index Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE EQUITY INDEX FUND IS NOT NEC-ESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/ -- CLASS I SHARES

--------------------------------------------------------------------------------
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [CHART]

      1992   1993   1994    1995    1996    1997    1998    1999    2000
      ----   ----   ----    ----    ----    ----    ----    ----    ----
      6.85%  9.37%  0.75%  37.07%  22.59%  33.00%  28.24%  20.54%  -9.28%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was -20.60%.

--------------------------------------------------------------------------------
Best Quarter: 21.26% 4Q1998   Worst Quarter: -9.96% 3Q1998
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to a broad measure of market perfor-mance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.


AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000
--------------------------------------------------------------------------------

                                      PERFORMANCE
             INCEPTION                      SINCE
         DATE OF CLASS 1 YEAR 5 YEARS      7/2/91
-------------------------------------------------
Class I     7/2/91     -9.28% 17.99%    16.27%
-------------------------------------------------
S&P 500 Index/1/       -9.10% 18.33%    16.80%
-------------------------------------------------

/1/The S&P 500 Index is an unmanaged index generally representative of the per-formance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

                                       32
----

  Fund Summary             Equity Index Fund
---------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS I
---------------------------------------------------
Investment Advisory Fees                      .30%
---------------------------------------------------
Other Expenses                                .27%
---------------------------------------------------
Total Annual Fund Operating Expenses          .57%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/   (.22%)
---------------------------------------------------
Net Expenses                                  .35%
---------------------------------------------------

/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .35% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.

EXAMPLES

--------------------------------------------------------------------------------

             1 YEAR/1/            3 YEARS                   5 YEARS                   10 YEARS
             ------------------------------------------------------------------------------
                $36                $160                      $296                       $693
             ------------------------------------------------------------------------------
             /1/Without contractual fee waivers, 1 Year expenses would be
                $58.

The examples are in-
tended to help you
compare the cost of
investing in the
Fund with the cost
of investing in
other mutual
funds. The examples assume that you invest $10,000 in the Fund for the time pe-riods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                                       33
----

                     ------------------------------------------------
  ONE GROUP(R)             Market Expansion Index Fund
----------------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

WHAT IS THE GOAL OF THE MARKET EXPANSION INDEX FUND?
The Fund seeks to provide a return which substantially duplicates the price and yield performance of domestically traded common stocks in the small- and mid-capitalization equity markets, as represented by a market capitalization weighted combination of the Standard & Poor's Small Cap 600 Index ("S&P Small Cap 600") and the Standard & Poor's Mid Cap 400 Index ("S&P Mid Cap 400")./1/

WHAT ARE THE MARKET EXPANSION INDEX FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in a representative sampling of stocks of medium-sized and small U.S. companies that are included in the S&P Small Cap 600 and S&P Mid Cap 400 and which trade on the New York and American Stock Exchanges as well as over-the-counter stocks that are part of the National Market System. (Not all of the stocks in the indices are included in the Fund.) The Fund uses a sam-pling methodology to determine which stocks to purchase or sell in order to closely replicate the performance of the combined indices. The Fund seeks to achieve a correlation between its portfolio and that of the indices of at least 0.95, without taking into account the Fund's expenses. For more information about the Market Expansion Index Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE MARKET EXPANSION INDEX FUND?
The main risks of investing in the Market Expansion Index Fund and the circum-stances likely to adversely affect your investment are described below. The share price of the Market Expansion Index Fund and its yield will change every day in response to economic and other market conditions. You may lose money if you invest in the Market Expansion Index Fund. For additional information on risk, please read "Investment Risks."

main risks

Index Investing. The Fund attempts to track the performance of the S&P Small Cap 600 Index and the S&P Mid Cap 400 Index. Therefore, securities may be pur-chased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.

Market Risk. The Fund invests in equity securities (such as stocks) which are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or small-cap and mid-cap

/1/"S&P Small Cap 600" and "S&P Mid Cap 400" are registered service marks of
  Standard & Poor's Corporation, which does not sponsor and is in no way affil-iated with the Fund.

                                       34
----

  Fund Summary             Market Expansion Index Fund
---------------------------
stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Smaller Companies. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more-established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and in-dustry changes. Because economic events have a greater impact on smaller compa-nies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       35
----

  Fund Summary             Market Expansion Index Fund
---------------------------

HOW HAS THE MARKET EXPANSION INDEX FUND PERFORMED?
By showing the variability of the Market Expansion Index Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE MARKET EXPANSION IN-DEX FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/,/2/ -- CLASS I SHARES

--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [CHART]

                                 1999    2000
                                 ----    ----
                                11.56%  14.10%

/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was -13.38%.
/2/The above-quoted performance data includes the performance of the Pegasus
  Market Expansion Index Fund before its consolidation with the One Group Mar-ket Expansion Index Fund on March 22, 1999.

--------------------------------------------------------------------------------
Best Quarter: 15.10% 4Q 1999   Worst Quarter: -7.52% 1Q 1999
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/

--------------------------------------------------------------------------------

                                                PERFORMANCE
                               INCEPTION              SINCE
                           DATE OF CLASS 1 YEAR     7/31/98
-----------------------------------------------------------
Class I                       7/31/98    14.10%   14.89%
-----------------------------------------------------------
S&P MidCap 400 Index/2/                  17.51%   19.49%
-----------------------------------------------------------
S&P SmallCap 600 Index/3/                11.80%   10.24%
-----------------------------------------------------------

/1/The above-quoted performance data includes the performance of the Pegasus
  Market Expansion Index Fund before it consolidated with the One Group Market Expansion Index Fund on March 22, 1999.
/2/The S&P MidCap 400 Index is an unmanaged index generally representative of the performance of the mid-size company segment of the U.S. market. The per-formance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the per-formance of the Fund reflects the deduction of these expenses.
/3/The S&P SmallCap 600 Index is an unmanaged index generally representative of the performance of small companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mu-tual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

                                       36
----

  Fund Summary             Market Expansion Index Fund
---------------------------

FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------
(expenses that are deducted from Fund
assets)                                     CLASS I
---------------------------------------------------
Investment Advisory Fees                      .35%
---------------------------------------------------
Other Expenses                                .49%
---------------------------------------------------
Total Annual Fund Operating Expenses          .84%
---------------------------------------------------
Fee Waiver and/or Expense Reimbursement/1/   (.27%)
---------------------------------------------------
Net Expenses                                  .57%
---------------------------------------------------

/1/Banc One Investment Advisors Corporation and the Administrator have contrac-tually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .57% for Class I shares for the period beginning November 1, 2001, and ending on October 31, 2002.

EXAMPLES
--------------------------------------------------------------------------------

             1 YEAR/1/            3 YEARS                   5 YEARS                   10 YEARS
             --------------------------------------------------------------------------------
                $58                $241                      $439                      $1,012
             --------------------------------------------------------------------------------
             /1/Without contractual fee waivers, 1 Year expenses would be
                $86.

The examples are in-
tended to help you
compare the cost of
investing in the
Fund with the cost
of investing in
other mutual
funds. The examples assume that you invest $10,000 in the Fund for the time pe-riods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                       37
----

                     ------------------------------------------------
  ONE GROUP(R)             Investor Growth & Income Fund
--------------------------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

WHAT IS THE GOAL OF ONE GROUP INVESTOR GROWTH & INCOME FUND?
The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of One Group mutual funds which invest primar-ily in equity securities.

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF ONE GROUP INVESTOR GROWTH & INCOME FUND?
One Group Investor Growth & Income Fund is a "Fund of Funds." The Fund's in-vestment strategy is to invest in a diversified group of other One Group mutual funds. Because this is a growth and income fund, the majority of the Fund's as-sets will be invested in One Group equity and bond funds, although a portion of its assets also will be invested in One Group money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and income stocks, foreign securities, debt secu-rities, and cash or cash equivalents. For more information about the Fund's in-vestment strategies, please read "More About the Funds" and "Principal Invest-ment Strategies."

WHO SHOULD INVEST IN ONE GROUP INVESTOR GROWTH & INCOME FUND?
Shares are available for long-term investors, including tax-advantaged retire-ment accounts. The Funds should not be used for short-term trading purposes.

WHAT ARE THE MAIN RISKS OF INVESTING IN ONE GROUP INVESTOR GROWTH & INCOME
FUND?
The main risks of investing in the One Group Investor Growth & Income Fund and the circumstances likely to adversely affect your investment are described be-low. The share price of One Group Investor Growth & Income Fund will change ev-ery day in response to market conditions. You may lose money if you invest in One Group Investor Growth & Income Fund. For additional information on risk, please read "Investment Risks."

main risks

Investments in Mutual Funds. The Fund's investments are concentrated in under-lying One Group funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses of the underlying funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity se-curities also are subject to "stock market risk," meaning that stock prices in general may decline

                                       38
----

  Fund Summary             Investor Growth & Income Fund
---------------------------
over short or extended periods of time. When the value stocks held by an under-lying One Group equity fund go down, the value of your investment in One Group Investor Growth & Income Fund will be affected.

Fixed Income Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in inter-est rates. If rates increase, the value of a fund's investments generally de-clines. On the other hand, if rates fall, the value of the investments gener-ally increases. The value of your investment in One Group Investor Growth & In-come Fund will change as the value of investments of the underlying One Group funds increases and decreases.

Index Funds. An index fund's investment objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by an index fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted on an index change, you can ex-pect a greater risk of loss than may be the case if a fund were not fully in-vested in such securities.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more fre-quent changes in their stock price. This may cause unexpected and frequent de-creases in the value of the underlying Fund's investment. Finally, emerging companies in the technology sector may not be profitable and may not anticipate earning profits in the foreseeable future.

Foreign Securities. Funds investing in foreign securities are subject to spe-cial risks in addition to those of U.S. investments. These risks include polit-ical and economic risks, currency fluctuations, higher transaction costs, de-layed settlement, and less stringent investor protection and disclosure stan-dards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Emerging Markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       39
----

  Fund Summary             Investor Growth & Income Fund
---------------------------
HOW HAS THE ONE GROUP INVESTOR GROWTH & INCOME FUND PERFORMED?
By showing the variability of the One Group Investor Growth & Income Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE IN-VESTOR GROWTH & INCOME FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/ -- CLASS I SHARES
--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.


                                    [CHART]

                         1997    1998    1999    2000
                         ----    ----    ----    ----
                        20.87%  19.10%  12.06%   1.55%


/1/For the period from January 1, 2001, through September 30, 2001, the Fund's total return was -13.53%.

--------------------------------------------------------------------------------
Best Quarter: 14.92% 4Q1998   Worst Quarter: -6.51% 3Q1998
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to a broad measure of market perfor-mance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000

--------------------------------------------------------------------------------

                                      INCEPTION           PERFORMANCE
                                  DATE OF CLASS 1 YEAR SINCE 12/10/96
---------------------------------------------------------------------
Class I                             12/10/96     1.55%     12.82%
---------------------------------------------------------------------
S&P SuperComposite 1500 Index/1/                -6.98%     16.23%
---------------------------------------------------------------------
Lipper Mix/2/                                    3.05%     12.10%
---------------------------------------------------------------------

/1/The S&P SuperComposite 1500 Index is an unmanaged index generally represen-tative of large and small companies in the U.S. stock market. The perfor-mance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the One Group Investor Growth & Income Fund reflects the deduction of these expenses.
/2/The Lipper Mix consists of the average monthly returns of the Lipper 1000
   Index (60%), the Lipper International Index (5%), and the Lipper Intermedi-ate U.S. Government Index (35%). The Lipper Universe consists of the equally weighted average monthly returns for all the funds within the category.


                                       40
----

  Fund Summary             Investor Growth & Income Fund
---------------------------
FEES AND EXPENSES

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
------------------------------------------------
(expenses that are deducted from Fund
assets)                                  CLASS I
------------------------------------------------
Investment Advisory Fees                  .05%
------------------------------------------------
Other Expenses                            .19%
------------------------------------------------
Total Annual Fund Operating Expenses/1/   .24%
------------------------------------------------

/1/The Fund indirectly pays a portion of the expenses incurred by the under-lying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio would be 1.09% for Class I shares.

EXAMPLES

--------------------------------------------------------------------------------

                         1 YEAR              3 YEARS             5 YEARS             10 YEARS
                        ---------------------------------------------------------------------
                           $25                 $77                $135                 $306
                        ---------------------------------------------------------------------

The examples are in-
tended to help you
compare the cost of
investing in the
Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continue to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses re-main the same. Your actual costs may be higher or lower than those shown.

                                       41
----

                     -------------------------------------------------
  ONE GROUP(R)             Investor Conservative Growth Fund
-----------------------------------------------------------------------
Fund Summary: Investments, Risk & Performance

WHAT IS THE GOAL OF ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND?
The Fund seeks income and capital appreciation by investing primarily in a di-versified group of One Group mutual funds which invest primarily in fixed in-come and equity securities.

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND?
One Group Investor Conservative Growth Fund is a "Fund of Funds." The Fund's investment strategy is to invest in a diversified group of other One Group mu-tual funds. Because this is a conservative growth fund, the majority of the Fund's assets will be invested in One Group bond funds, although a portion of its assets also will be invested in One Group equity and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and income stocks, foreign securities, debt securities, and cash or cash equivalents. For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal In-vestment Strategies."

WHO SHOULD INVEST IN ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND?
Shares are available for long-term investors, including tax-advantaged retire-ment accounts. The Funds should not be used for short-term trading purposes.

WHAT ARE THE MAIN RISKS OF INVESTING IN ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND?
The main risks of investing in the One Group Investor Conservative Growth Fund and the circumstances likely to adversely affect your investment are described below. The share price of One Group Investor Conservative Growth Fund will change every day in response to market conditions. You may lose money if you invest in One Group Investor Conservative Growth Fund. For additional informa-tion on risk, please read "Investment Risks."

main risk

Investments in Mutual Funds. The Fund's investments are concentrated in under-lying One Group funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses of the underlying funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity se-curities also are

                                       42
----

  Fund Summary             Investor Conservative Growth Fund
---------------------------
subject to "stock market risk," meaning that stock prices in general may de-cline over short or extended periods of time. When the value stocks held by an underlying One Group equity fund go down, the value of your investment in One Group Investor Conservative Growth Fund will be affected.

Fixed Income Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in inter-est rates. If rates increase, the value of a fund's investments generally de-clines. On the other hand, if rates fall, the value of the investments gener-ally increases. The value of your investment in One Group Investor Conservative Growth Fund will change as the value of investments of the underlying One Group funds increases and decreases.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corpo-ration or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       43
----

  Fund Summary             Investor Conservative Growth Fund
---------------------------
HOW HAS THE ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND PERFORMED?
By showing the variability of the One Group Investor Conservative Growth Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE IN-VESTOR CONSERVATIVE GROWTH FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/ -- CLASS I SHARES
--------------------------------------------------------------------------------

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                                    [CHART]

                         1997    1998    1999    2000
                         ----    ----    ----    ----
                        12.50%  11.71%   4.51%   5.35%


/1/ For the period from January 1, 2001, through September 30, 2001, the Fund's total return was-1.96%.

--------------------------------------------------------------------------------
Best Quarter: 6.21% 2Q1997   Worst Quarter: -1.56% 3Q1999
--------------------------------------------------------------------------------

                                       44
----

  Fund Summary             Investor Conservative Growth Fund
---------------------------
The Average Annual Total Return Table shows how the Fund's average annual re-turns for the periods indicated compare to a broad measure of market perfor-mance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000

--------------------------------------------------------------------------------

                   INCEPTION           PERFORMANCE
               DATE OF CLASS 1 YEAR SINCE 12/10/96
--------------------------------------------------
Class I          12/10/96     5.35%     8.22%
--------------------------------------------------
Lehman Brothers
 Intermediate Aggregate
 Bond Index/1/               10.63%     6.62%
--------------------------------------------------
Lipper Mix/2/                 7.60%     8.38%
--------------------------------------------------

/1/ The Lehman Brothers Intermediate Aggregate Bond Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securi-ties with maturities of one to ten years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the One Group Investor Conservative Growth Fund reflects the deduction of these expenses.
/2/ The Lipper Mix consists of the average monthly returns of the Lipper 1000
    Index (20%), the Lipper International Index (5%) and the Lipper Intermedi-ate U.S. Government Index (75%). The Lipper Universe consists of the equally weighted average monthly returns for all the funds within the cate-gory.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
------------------------------------------------
(expenses that are deducted from Fund
assets)                                  CLASS I
------------------------------------------------
Investment Advisory Fees                  .05%
------------------------------------------------
Other Expenses                            .17%
------------------------------------------------
Total Annual Fund Operating Expenses/1/   .22%
------------------------------------------------

/1/ The Fund indirectly pays a portion of the expenses incurred by the under-lying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio would be .94% for Class I shares.

EXAMPLES

--------------------------------------------------------------------------------

             1 YEAR             3 YEARS                     5 YEARS                     10 YEARS
             --------------------------------------------------------------------------------
              $23                 $71                        $124                         $280
             --------------------------------------------------------------------------------

The examples are in-
tended to help you
compare the cost of
investing in the
Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses re-main the same. Your actual costs may be higher or lower than those shown.

                                       45
----

                     --------------------------------------
  ONE GROUP(R)             More About the Funds
------------------------------------------------------------
Each of the twelve funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Informa-tion.

Principal Investment Strategies
This prospectus describes twelve mutual funds with a variety of investment objectives.

 . One Group Prime Money Market Fund is designed to produce high current in-come consistent with liquidity or capital preservation and stability of principal.

 . One Group Bond Fund is designed to maximize total return. Banc One Invest-ment Advisors analyzes four major factors in managing and constructing the
   Fund: duration, market sector, maturity concentrations and individual se-curities. The Fund attempts to enhance total return by selecting market sectors that offer risk/reward advantages based on structural risks and credit trends.

 . One Group Income Bond Fund is designed to produce a high level of current income. In selecting securities for the Fund, Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors picks individual se-curities after performing a risk/reward analysis that includes an evalua-tion of structural risks and credit trends.

 . One Group Small Cap Growth, Mid Cap Growth, Mid Cap Value, Large Cap
   Growth, Diversified Equity, Equity Index and Market Expansion Index are designed for a variety of objectives, including capital appreciation and current income.

 . One Group Investor Growth & Income and Investor Conservative Growth are designed to provide diversification across the three major asset classes: stocks, bonds and cash or cash equivalents. Diversification is achieved by investing in other One Group mutual funds. A brief description of these underlying One Group funds can be found in Appendix A. The Funds attempt to take advantage of the most attractive types of stocks and bonds by shifting their asset allocation to favor mutual funds that focus on the most promising securities.

The principal investment strategies that are used to meet each Fund's invest-ment objective are described in "Fund Summaries: Investments, Risk & Perfor-mance" in the front of this prospectus. They are also described below. There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund may also use strategies that are not described be-low, but which are described in the Statement of Additional Information.

                                       46
----

------------
               FUNDAMENTAL POLICIES

 A Fund's investment strategy may involve
 "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund.

one group prime money market fund. The Fund invests only in U.S. denominated securities.

 . The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

 .  Each security held by the Fund will mature in 397 days or less.

 . The Fund will acquire only those securities that present minimal credit risks.

 .  The Fund invests exclusively in money market instruments. These include:

   1. corporate notes;

   2. commercial paper;

   3. funding agreements;

   4. certificates of deposit; and

   5. bank obligations.

 . Under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services indus-try, although the Fund may invest less than 25% of its total assets in that industry if warranted due to adverse economic conditions and if in-vesting less than that amount would be in the best interests of share-holders. The financial services industry includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.

 .  The Fund may lend its portfolio's securities.

one group bond fund. The Fund invests in all types of debt securities rated as investment grade (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality) as well as preferred stock and loan participations. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

 . As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund's net as-sets include borrowings by the Fund for investment purposes. Generally, such bonds will have intermediate to long maturities.

 .  The Fund also may purchase taxable or tax-exempt municipal securities.

 . The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.

                                       47
----

------------

 . The Fund's average weighted maturity ordinarily will normally range be-tween four and twelve years, although the Fund may shorten its weighted average maturity if deemed appropriate for temporary defensive purposes.

one group income bond fund. The Fund invests in all types of debt securities rated as investment grade or below investment grade, as well as preferred stock and loan participations.

.. As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund's net assets in-clude borrowings by the Fund for investment purposes.

.. The Fund invests at least 70% of its total assets in all types of debt secu-rities rated as investment grade at the time of investment or, if unrated, determined to be of comparable quality by Banc One Investment Advisors. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mort-gage-backed securities.

.. Up to 30% of the Fund's total assets may be invested in bonds, convertible securities, preferred stock, loan participations, and other debt securities rated below investment grade or, if unrated, determined by Banc One High Yield Partners, the Fund's sub-advisor, to be of comparable quality.

.. The Fund will not invest more than 20% of its total assets in securities rated below the fifth rating category.

.. The Fund also may purchase taxable or tax-exempt municipal securities.

.. The Fund's average weighted maturity will ordinarily range between five and twenty years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purpos-es.
        WHAT IS AVERAGE WEIGHTED MATURITY?

 Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a Fund calculated so as to count most heavily those securities with the highest dollar value.
 Average weighted maturity is important to investors as an indication of a Fund's sensitivity to changes in interest rates.
 Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Fund's portfolio. Therefore, in the case of a Fund holding mortgage-backed securities, the average weighted maturity of the Fund is equivalent to its weighted average life.
 Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.

                                       48
----

------------

one group small cap growth fund. The Fund may invest in common stocks, debt se-curities, preferred stocks, convertible securities, warrants and other equity securities of small-capitalization companies. Small-capitalization companies are defined as companies with market capitalizations ranging from $100 million to $3 billion at the time of investment. The Fund may occasionally hold securi-ties of companies with large capitalizations if doing so contributes to the Fund's investment objective.

 . Under normal circumstances, at least 80% of the Fund's assets will be in-vested in the securities of small-capitalization companies. If the Fund decides to change this strategy, shareholders will be given 60 days ad-vance notice.

 . Although the Fund may invest up to 20% of its total assets in U.S. gov-ernment securities, other investment grade fixed income securities, cash and cash equivalents, the Fund's main investment strategy is to invest in equity securities of small-capitalization companies.

one group mid cap growth fund. The Fund invests in securities of mid-cap compa-nies that have the potential to produce above-average earnings growth per share over a one to three-year period. Mid-cap companies are defined as companies with market capitalizations of $500 million to $10 billion at the time of in-vestment.

 . Under normal circumstances, at least 80% of the Fund's assets will be in-vested in equity securities of mid-cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

 .  A portion of the Fund's assets may be held in cash equivalents.

one group mid cap value fund. The Fund invests mainly in equity securities of mid-cap companies with below-market average price-to-earnings and price-to-book value ratios. Mid-cap companies are defined as companies with market capital-izations of $500 million to $10 billion at the time of investment.

 . Under normal circumstances, at least 80% of the Fund's assets will be in-vested in equity securities of mid-cap companies, including common stock and debt securities and preferred stocks both of which are convertible into common stocks. If the Fund decides to change this strategy, share-holders will be given 60 days advance notice.

 .  A portion of the Fund's assets may be held in cash equivalents.

one group large cap growth fund. The Fund invests mainly in equity securities of large, well-established companies. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment.

 . Under normal circumstances, at least 80% of the Fund's assets will be in-vested in the equity securities of large, well-established companies. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

                                       49
----

------------

one group diversified equity fund. The Fund invests mainly in common stocks of companies that have the potential for continued earnings growth with strong fundamentals and a reasonable value.

 . Under normal circumstances, at least 80% of the Fund's assets will be in-vested in equity securities. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

 . Although the Fund may invest up to 20% of the Fund's total assets in U.S. government securities, other investment grade fixed income securities, cash, and cash equivalents, the Fund's main investment strategy is to in-vest in equity securities.

one group equity index fund. The Fund invests in stocks included in the S&P 500 Index.

 . The Fund also invests in stock index futures and other equity deriva-tives.

 . The Fund may hold up to 10% of its total assets in cash or cash equiva-lents. (Assets held in margin deposits and segregated accounts for futures contracts are not considered cash or cash equivalents for pur-poses of the 10% limitation.)

          HOW DOES INDEX INVESTING WORK?

 . The percentage of stock that the Fund holds will be approximately the same percentage that the stock represents in the index.

 . Banc One Investment Advisors generally picks stocks in the order of their weightings in the index, starting with the heaviest-weighted stock.

 . The Fund attempts to achieve a correlation between the performance of the Fund and that of the index of at least 0.95, without taking into account Fund expenses. Perfect correlation would be 1.00.


one group market expansion index fund. The Fund invests in stocks included in the S&P SmallCap 600 Index and S&P MidCap 400 Index.

 . The Fund also may invest up to 10% of its net assets in foreign securi-ties, including Depositary Receipts.

 . Up to 10% of the Fund's total assets may be held in cash and cash equiva-lents. (Assets held in margin deposits and segregated accounts for futures contracts are not considered cash or cash equivalents for pur-poses of the 10% limitation.)

                                       50
----

------------

One Group Investor Growth & Income Fund

 . The Fund is diversified between stocks and bonds, with an emphasis on stocks.

   1. From 60% to 80% of the Fund's total assets are invested in One Group equity funds.

   2. From 20% to 40% of its total assets are invested in One Group bond funds.

   3. Up to 10% of its total assets are invested in a One Group money mar-ket fund.

 . The Fund also is diversified across a variety of mutual funds, which in turn invest in different industries, economic sectors and geographic re-gions. The Fund invests its assets in the underlying mutual funds within the following ranges:

-------------------------------------------------------------
                                                PERCENTAGE OF
  FUND                                          TOTAL ASSETS
  One Group(R) Prime Money Market Fund              0-10%
-------------------------------------------------------------
  One Group(R) Short-Term Bond Fund                 0-30%
-------------------------------------------------------------
  One Group(R) Intermediate Bond Fund               0-30%
-------------------------------------------------------------
  One Group(R) Income Bond Fund                     0-30%
-------------------------------------------------------------
  One Group(R) Bond Fund                            0-30%
-------------------------------------------------------------
  One Group(R) High Yield Bond Fund                 0-30%
-------------------------------------------------------------
  One Group(R) Government Bond Fund                 0-30%
-------------------------------------------------------------
  One Group(R) Ultra Short-Term Bond Fund           0-30%
-------------------------------------------------------------
  One Group(R) Mid Cap Value Fund                   0-40%
-------------------------------------------------------------
  One Group(R) Mid Cap Growth Fund                  0-40%
-------------------------------------------------------------
  One Group(R) International Equity Index Fund      0-40%
-------------------------------------------------------------
  One Group(R) Diversified International Fund       0-40%
-------------------------------------------------------------
  One Group(R) Large Cap Growth Fund                0-50%
-------------------------------------------------------------
  One Group(R) Large Cap Value Fund                 0-60%
-------------------------------------------------------------
  One Group(R) Diversified Mid Cap Fund             0-40%
-------------------------------------------------------------
  One Group(R) Diversified Equity Fund              0-60%
-------------------------------------------------------------
  One Group(R) Small Cap Growth Fund                0-40%
-------------------------------------------------------------
  One Group(R) Small Cap Value Fund                 0-40%
-------------------------------------------------------------
  One Group(R) Equity Income Fund                   0-60%
-------------------------------------------------------------
  One Group(R) Equity Index Fund                    0-60%
-------------------------------------------------------------
  One Group(R) Technology Fund                      0-10%
-------------------------------------------------------------
  One Group(R) Health Sciences Fund                 0-10%
-------------------------------------------------------------

 .  The Fund also may hold cash and cash equivalents.

                                       51
----

------------

One Group Investor Conservative Growth Fund

 . The Fund is diversified between stocks and bonds, with an emphasis on bonds.

   1. From 20% to 40% of the Fund's total assets are invested in One Group equity funds.

   2. From 60% to 80% of its total assets are invested in One Group bond funds.

   3. Up to 10% of its total assets are invested in a One Group money mar-ket fund.

 . The Fund also is diversified across a variety of mutual funds, which in turn invest in different industries, economic sectors and geographic re-gions. The Fund invests its assets in the underlying mutual funds within the following ranges:

-------------------------------------------------------------
                                                PERCENTAGE OF
  FUND                                          TOTAL ASSETS
  One Group(R) Prime Money Market Fund              0-10%
-------------------------------------------------------------
  One Group(R) Short-Term Bond Fund                 0-70%
-------------------------------------------------------------
  One Group(R) Intermediate Bond Fund               0-70%
-------------------------------------------------------------
  One Group(R) Income Bond Fund                     0-70%
-------------------------------------------------------------
  One Group(R) Bond Fund                            0-70%
-------------------------------------------------------------
  One Group(R) High Yield Bond Fund                 0-15%
-------------------------------------------------------------
  One Group(R) Government Bond Fund                 0-70%
-------------------------------------------------------------
  One Group(R) Ultra Short-Term Bond Fund           0-70%
-------------------------------------------------------------
  One Group(R) Mid Cap Value Fund                   0-20%
-------------------------------------------------------------
  One Group(R) Mid Cap Growth Fund                  0-20%
-------------------------------------------------------------
  One Group(R) International Equity Index Fund      0-20%
-------------------------------------------------------------
  One Group(R) Diversified International Fund       0-20%
-------------------------------------------------------------
  One Group(R) Large Cap Growth Fund                0-20%
-------------------------------------------------------------
  One Group(R) Large Cap Value Fund                 0-20%
-------------------------------------------------------------
  One Group(R) Diversified Mid Cap Fund             0-20%
-------------------------------------------------------------
  One Group(R) Diversified Equity Fund              0-20%
-------------------------------------------------------------
  One Group(R) Small Cap Growth Fund                0-20%
-------------------------------------------------------------
  One Group(R) Small Cap Value Fund                 0-20%
-------------------------------------------------------------
  One Group(R) Equity Income Fund                   0-20%
-------------------------------------------------------------
  One Group(R) Equity Index Fund                    0-20%
-------------------------------------------------------------

 .  The Fund also may hold cash and cash equivalents.

                                       52
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

------------

Investment Risks

The risks associated with investing in the Funds are described below and in "Fund Summaries: Investments, Risk & Performance" at the front of this prospec-tus.

net asset value. There is no assurance that the Prime Money Market Fund will meet its investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.

fixed income securities. Investments by the Prime Money Market Fund, the Bond Fund and the Income Bond Fund in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally decreases. On the other hand, if rates fall, the value of the investments generally increases. The value of the securities in the Bond Fund and the Income Bond Fund, and the value of your investment in the Bond Fund and the Income Bond Fund, will in-crease and decrease as the value of the Funds' investments increases and de-creases.

derivatives. The Funds invest in securities that may be considered to be DERIV-ATIVES. These securities may be more volatile than other investments. Deriva-tives present, to varying degrees, market, credit, leverage, liquidity and man-agement risks.


               WHAT IS A DERIVATIVE?

 Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

lower rated securities. The Bond Fund and the Income Bond Fund may purchase debt securities rated in the lowest investment grade category. Securities in this rating category are considered to have speculative characteristics. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

high yield/junk bonds. The Income Bond Fund invests in high yield securities that are unrated or rated below investment grade (commonly known as "junk bonds"). These securities are considered to be high risk investments. You should not invest in the Fund unless you are willing to assume the greater risk associated with high yield securities. These risks include the following:

.. Greater Risk of Loss. There is a greater risk that issuers of lower rated se-curities will default than issuers of higher rated securities. Issuers of lower rated securities may be less creditworthy, highly indebted, financially distressed or bankrupt. These issuers are more vulnerable to real or per-ceived economic changes, political changes or adverse industry developments. If an issuer fails to pay principal or interest, the Fund would experience a decrease in income and a decline in the market value of their investments.
  The Fund also may incur additional expenses in seeking recovery from the is-suer.

                                       53
----

------------

.. Sensitivity to Interest Rate and Economic Changes. The income and market value of the Fund's securities may fluctuate more than higher rated securi-ties. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Fund's investments and the Fund's net asset value may be vola-tile. The default rate for high yield bonds tends to be cyclical, with de-faults rising in periods of economic downturn. Over the past two and half years and continuing on the date of this prospectus, the default rate for high yield securities has significantly increased compared with prior peri-ods.

.. Leverage Risk. The risk associated with securities or practices (such as bor-rowing) which may be used by the Fund that multiply small index or market movements into large changes in value.

.. Valuation Difficulties. It is often more difficult to value lower rated secu-rities than higher rated securities. If an issuer's financial condition dete-riorates, accurate financial and business information may be limited or un-available. In addition, the Fund's investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for certain of the Fund's investments, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

.. Liquidity. There may be no established secondary or public market for the Fund's investments. In addition, a major portion of an issue of lower-rated securities may be held by relatively few institutional purchasers at times. As a result, the Fund may be required to sell investments at substantial losses or retain them indefinitely even where an issuer's financial condition is deteriorating.

.. High Yield Bond Market. The market for high yield securities has expanded rapidly in recent years. This expanded market has not yet completely weath-ered an economic downturn. An economic downturn or an increase in interest rates could have a negative effect on the high yield securities market and on the market value of the high yield securities held by the Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

.. Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, the Fund will not rely solely on ratings issued by established credit rating agencies, but will use such ratings in conjunction with Banc One Investment Advisor's or Banc One High Yield Partner's independent and on-going review of credit quality. (Please see "Description of Ratings" in the Statement of Additional Information.) Because investments in lower rated or unrated securities involve greater investment risk, achievement of the Fund's investment objectives will be more dependent on Banc One Investment Advisor's or Banc One High Yield Partners' credit analysis than would be the case if the Fund was investing in higher rated securities. The Fund may seek to hedge investments

                                       54
----

------------
  through transactions in options, futures contracts and related options. The Fund also may use swap agreements to further manage exposure to lower rated securities.

investor funds' risks. The Investor Growth & Income Fund and the Investor Con-servative Growth Fund invest in a variety of other One Group funds. The funds in which the Investor Funds invest are referred to in this prospectus as the "Investor Portfolios." The main risks of investing in the Investor Funds are described above and in "Fund Summaries: Investments, Risk & Performance." Addi-tional risks associated with investing in the Investor Portfolios are described below.

Junk Bonds. The High Yield Bond Fund and the Income Bond Fund invest in debt securities that are considered to be speculative. These securities are issued by companies which are highly leveraged, less creditworthy or financially dis-tressed. While these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market price of these securities can change suddenly and unexpectedly. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. Over the past two and a half years and continuing on the date of this prospec-tus, the default rate for high yield securities has significantly increased compared with prior periods.

International Funds. Foreign securities are subject to special risks. These risks may include future unfavorable political and economic developments, pos-sible withholding taxes, seizure of foreign deposits, currency controls, higher transaction costs and delayed settlements of transactions. Securities of some foreign companies are less liquid, and their prices more volatile, than securi-ties of comparable U.S. companies. Additionally, there may be less public in-formation available about foreign issuers. Since the funds may invest in secu-rities denominated in foreign currencies, changes in exchange rates also may affect the value of investments in the Investor Portfolio.

Emerging Markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Smaller Companies. Investment by funds in smaller, newer companies may be risk-ier than investments in larger, more-established companies. Securities of smaller companies tend to be less liquid than securities of large companies. In addition, small companies may be more vulnerable to economic, market and indus-try changes. Because economic events have a greater impact on smaller compa-nies, there may be greater and more frequent changes in their debt securities and/or stock price. This may cause unexpected and frequent decreases in the value of Investor Portfolios investing in small companies, and may affect your investment in the funds.

                                       55
----

------------

Securities of Technology Companies: The Technology Fund's performance is closely tied to, and affected by the industries in the technology sector. The stock price of technology companies tends to be more volatile than the stock price of companies in other industries. In addition, the valuation of many technology stocks could be high when considered by such traditional measures of value as price-to-earnings ratios. Competitive pressures also may have a sig-nificant effect on the financial condition of technology-sensitive companies. Further, because of the rapid pace of technological development, products and services produced by companies in which the Technology Fund invests may become obsolete or have relatively short product cycles. As a result, the underlying Fund's value and its returns may be considerably more volatile and pose greater risks than the values and returns of other mutual funds that invest in compa-nies in the technology sector.

Securities of Health Sciences Companies: The Health Sciences Fund's performance is closely tied to, and affected by, the performance of the industries in the health sciences sector. Health sciences companies are subject to comprehensive government regulation and scrutiny. The activities of health sciences companies may be dependent upon government funding and reimbursements from governmental programs and agencies. Moreover, new products may require regulatory approval. As a result, adverse actions (or market concerns with prospective actions) by governmental entities such as withdrawal of funding, changes in legislation and regulation, or denial or delays in regulatory approvals, may have an adverse impact on the Fund's share price. In addition, the Fund may be adversely im-pacted by increased competition among health sciences companies, patent in-fringement, product liability and other litigation, and product obsolescence.

For more information about risks associated with the types of investments that the Funds purchase, please read "Fund Summaries: Investments, Risk & Perfor-mance," Appendix A and the Statement of Additional Information.

Portfolio Quality

Various rating organizations (like Standard & Poor's Corporation and Moody's Investors Service) assign ratings to securities (other than equity securities). Generally, ratings are divided into two main categories: "Investment Grade Se-curities" and "Non-Investment Grade Securities." Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Secu-rities have a high probability of making payments on such securities. Non-In-vestment Grade Securitiesinclude securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities. The Funds only purchase securities that meet the rating criteria described below. Banc One Investment Advisors will look at a security's rating at the time of investment. If the securities are unrated, Banc One Investment Advisors must determine that they are of comparable quality to rated securities. Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's investment advisor will consider such an event in determining whether the Fund should continue to hold the security.

                                       56
----

------------

The Prime Money Market Fund

..  The quality and maturity of money market funds are subject to SEC rules.
   Quality is generally restricted to the two highest short-term ratings or their equivalent. Maturity is limited both as to total portfolio average and as to each individual security. With respect to portfolio average, the rules limit the Fund's average weighted maturity to 90 days. With respect to each individual security, the remaining maturity is restricted to 397 days at ac-quisition. Moreover, the SEC rules limit exposure to a single issuer to 5% of a money market fund's assets (although there is no limit on government securities).

The Bond Fund, The Income Bond Fund and the Investor Portfolios

..  Debt Securities

 1. One of the Investor Portfolios, the Government Bond Fund, may invest in debt securities rated in any of the three highest investment grade rat-ing categories.

 2. The Bond Fund and three of the other Investor Portfolios, the Ultra Short-Term Bond Fund, the Intermediate Bond Fund, and the Short-Term Bond Fund, may invest in debt securities rated in any of the four in-vestment grade rating categories.

 3. The Income Bond Fund and one of the other Investor Portfolios, the High Yield Bond Fund, may purchase securities in ANY rating category. Please read "Fund Summaries: Investments, Risk & Performance" and "Junk Bonds" for more information about the Income Bond Fund.

..  Preferred Stock

 1. The Bond Fund and three of the other Investor Portfolios, the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, and the Intermediate Bond Fund, may only invest in preferred stock rated in any of the four highest rating categories.

 2. The Income Bond Fund and one of the other Investor Portfolios, the High Yield Bond Fund, may invest in preferred stock in ANY rating category.

..  Municipal Securities

 1. The Bond Fund and three of the other Investor Portfolios, the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, and Intermediate Bond Fund, may only invest in municipal bonds rated in any of the four in-vestment grade rating categories.

 2. The Bond Fund as well as two Investor Portfolios, the Ultra Short-Term Bond Fund and the Intermediate Bond Fund, may only invest in other mu-nicipal securities, such as tax-exempt commercial paper, notes, and variable rate demand obligations which are rated in the highest or sec-ond highest investment grade rating categories. The Short-Term Bond Fund may invest in such securities only if they are rated in the highest in-vestment grade rating category.

                                       57
----

------------

 3. The Income Bond Fund and one of the other Investor Portfolios, the High Yield Bond Fund, may invest in municipal securities rated in ANY catego-ry.

..  Commercial Paper

 1. The Bond Fund, as well as three of the other Investor Portfolios, the Intermediate Bond Fund, the Short-Term Bond Fund, and the Ultra Short-Term Bond Fund, may invest in commercial paper rated in the highest or second highest rating category.

 2. The Income Bond Fund, and one of the other Investor Portfolios, the High Yield Bond Fund, may invest in commercial paper rated in ANY category.

For more information about ratings, please see "Description of Ratings" in the Statement of Additional Information.

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

------------
Temporary Defensive Positions

To provide liquidity for the Investor Funds and to allow all of the Funds to respond to unusual market conditions, the Funds may invest all or a portion of their assets in cash and CASH EQUIVALENTS for temporary defensive purposes. The Investor Funds only invest in cash equivalents. They will not hold a signifi-cant portion of their assets in cash. The Equity Index Fund and the Market Ex-pansion Index Fund may invest no more than 10% of its total assets in cash and cash equivalents. (Assets held in margin deposits are segregated accounts for futures contracts are not considered cash and cash equivalents for purposes of this 10% limitation.) Investments in cash and cash equivalents may result in a lower yield than lower-quality or longer-term investments and may prevent the Funds from meeting their investment objectives.

While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a tempo-rary defensive position only when market conditions warrant.

            WHAT IS A CASH EQUIVALENT?

 Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S.
 government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

Portfolio Turnover

The Funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds. The portfolio turnover rate for each Fund for the fiscal year ended June 30, 2001, is shown on the Financial Highlights.

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

                     -------------------------------------
  ONE GROUP(R)             How to Do Business with
---------------------------
                           One Group Mutual Funds
Purchasing Fund Shares

HOW MUCH DO SHARES COST?
.. Shares are sold at net asset value ("NAV").

.. NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

.. The market value of each Fund's investments, other than the Prime Money Mar-ket Fund, is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is princi-pally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company) but before a Fund's NAV is calculated, that security may be valued by another method that the Funds believe accurately reflects fair value. The Prime Money Market Fund uses the amortized cost method in determining the value of its investments. Employing this method, the Prime Money Market Fund uses its best efforts to maintain its NAV at $1.00.

.. A Fund's NAV changes every business day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

.. It is the responsibility of the Bank One Corporation Savings and Investment
  Plan to send your purchase or redemption order to the Fund(s). Please contact the Bank One Corporation Savings and Investment Plan at 1-888-506-401K for information regarding cut-off times for purchase and redemption requests.

.. The Funds are open for business every day, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas Day.

HOW DO I BUY FUND SHARES?
.. Please call 1-888-506-401K for information on participating in the Bank One
  Corporation Savings and Investment Plan.

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

                     --------------------------
  ONE GROUP(R)             Privacy Policy
------------------------------------------------
One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

KEY DEFINITIONS
This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

 . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don"t have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representa-tives, but do not invest in One Group Mutual Funds.

 . Customer -- a consumer who has a continuing relationship with One Group
   Mutual Funds through record ownership of fund shares.

 . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory list-ing is an example of public information.

COLLECTION OF NONPUBLIC PERSONAL INFORMATION
We collect information to service your account, to protect you from fraud and to make available products and services that may be of interest to you. We col-lect nonpublic personal information about you from the following sources:

 . Information we receive from you on applications or other forms, on our website or through other means;

 . Information we receive from you through transactions, correspondence and other communications with us; and

 . Information we otherwise obtain from you in connection with providing you a financial product or service.

INFORMATION SHARING WITH NON-AFFILIATED THIRD PARTIES
We do not share any nonpublic personal information about our customers or for-mer customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to com-panies who help us maintain and service your account. For instance, we will share

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

------------
information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas or as described in the following section.

INFORMATION SHARING WITH JOINT MARKETERS
We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint mar-keting agreements. However, we only provide information about you to that bro-ker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

CHILDREN'S ONLINE PRIVACY ACT DISCLOSURE
From our website, One Group Mutual Funds does not knowingly collect or use per-sonal information from children under the age of 13 without obtaining verifi-able consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

SECURITY
For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclo-sure of information or access to information about you.

We restrict access to nonpublic personal information about you to those indi-viduals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

ONE GROUP MUTUAL FUNDS' PRIVACY COMMITMENT
One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

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

                     -----------------------------------------
  ONE GROUP(R)             Shareholder Information
---------------------------------------------------------------
Voting Rights

The Funds do not hold annual shareholder meetings, but may hold special meet-ings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment ad-visory contract.

Each Fund, and each class of shares within each Fund, vote separately on mat-ters relating solely to that Fund or class, or which affect that Fund or class differently.

However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

Dividend Policies

Dividends. The Funds generally declare dividends quarterly. The Investor Con-servative Growth Fund, the Bond Fund and the Income Bond Fund, however, gener-ally declare dividends monthly, and the Prime Money Market Fund generally de-clares dividends on each business day. Dividends are distributed on the first business day of the next month after they are declared.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment.

Dividend Reinvestment. You automatically will receive all income dividends and capital gains distributions in additional shares of the same Fund and class. The value of the shares distributed is the NAV determined immediately following the dividend record date.

Tax Treatment of Shareholders

Taxation of Distributions. Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis.

Taxation of Retirement Plans. Distributions by the Funds to qualified retire-ment plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has re-ceived shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual. If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.

Shareholder Inquiries

If you have any questions or need additional information, please contact the Bank One Corporation Savings and Investment Plan at 1-888-506-401K.

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

                     ------------------------------------------
  ONE GROUP(R)             Management of
---------------------------
                           One Group Mutual Funds
The Advisor

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment pro-gram. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable and retirement accounts. As of June 30, 2001, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $132 billion in assets.

The Sub-Advisor

Banc One High Yield Partners, LLC (1111 Polaris Parkway, P.O. Box 710211, Co-lumbus, Ohio 43271-0211), is the sub-advisor to the Income Bond Fund. Banc One High Yield Partners was formed in June 1998 to provide investment advisory services related to high-yield, high-risk investments to the High Yield Bond Fund and other advisory clients. Banc One High Yield Partners is controlled by Banc One Investment Advisors and Pacholder Associates, Inc. As of June 30, 2001, Banc One High Yield Partners had approximately $520 million in assets un-der management.

Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each year. For the most recent fiscal year, the Funds paid advisory fees at the following rates:


------------------------------------------------------------------------
                                                      ANNUAL RATE
                                                    AS PERCENTAGE OF
FUND                                            AVERAGE DAILY NET ASSETS
One Group(R) Prime Money Market Fund                      .32%
------------------------------------------------------------------------
One Group(R) Bond Fund                                    .38%
------------------------------------------------------------------------
One Group(R) Income Bond Fund/1/                          .43%
------------------------------------------------------------------------
One Group(R) Small Cap Growth Fund                        .74%
------------------------------------------------------------------------
One Group(R) Mid Cap Growth Fund                          .71%
------------------------------------------------------------------------
One Group(R) Mid Cap Value Fund                           .74%
------------------------------------------------------------------------
One Group(R) Large Cap Growth Fund                        .63%
------------------------------------------------------------------------
One Group(R) Diversified Equity Fund                      .73%
------------------------------------------------------------------------
One Group(R) Equity Index Fund                            .14%
------------------------------------------------------------------------
One Group(R) Market Expansion Index Fund                  .14%
------------------------------------------------------------------------
One Group(R) Investor Growth & Income Fund                .03%
------------------------------------------------------------------------
One Group(R) Investor Conservative Growth Fund            .04%
------------------------------------------------------------------------

/1/Includes fees paid by Banc One Investment Advisors to Banc One High Yield
   Partners, the sub-advisor to the Income Bond Fund.

                                       64
----

------------

The Fund Managers

The Funds are managed by teams of Fund managers, research analysts and other investment management professionals. For all the Funds, except the Equity Index Fund and the Market Expansion Index Fund, each team member makes recommenda-tions about the securities in the Funds. The research analysts provide in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings and cash positions.

                                       65
----

                     -----------------------------------
  ONE GROUP(R)             Financial Highlights
---------------------------------------------------------

The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a sin-gle Fund share. The total returns in the table represent the rate that an in-vestor would have earned or lost on an investment in the Funds (assuming rein-vestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent accoun-tants. PricewaterhouseCoopers' report, along with the Funds' financial state-ments, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                          YEAR ENDED JUNE 30,
PRIME MONEY MARKET FUND  ----------------------------------------------------------
CLASS I                     2001        2000        1999        1998        1997
------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD         $1.000      $1.000      $1.000      $1.000      $1.000
------------------------------------------------------------------------------------
Investment Activities:
 Net investment income        0.055       0.054       0.049       0.053       0.051
Distributions:
 Net investment income       (0.055)     (0.054)     (0.049)     (0.053)     (0.051)
------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                      $1.000      $1.000      $1.000      $1.000      $1.000
------------------------------------------------------------------------------------
Total Return                  5.63%       5.51%       4.98%       5.39%       5.20%

RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)           $5,172,911  $6,224,509  $5,398,206  $2,616,698  $2,563,768
 Ratio of expenses to
  average net assets          0.52%       0.52%       0.50%       0.51%       0.48%
 Ratio of net investment
  income to average net
  assets                      5.54%       5.39%       4.79%       5.26%       5.06%
 Ratio of expenses to
  average net assets*         0.52%       0.53%       0.54%       0.58%       0.56%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                                       66
----

                                                          SIX MONTHS              YEAR ENDED
                                  YEAR ENDED  YEAR ENDED    ENDED                DECEMBER 31,
                                   JUNE 30,    JUNE 30,    JUNE 30,     --------------------------------
BOND FUND CLASS I                    2001        2000      1999(A)         1998        1997       1996
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                               $10.08      $10.34      $10.78        $10.59      $10.27    $10.45
---------------------------------------------------------------------------------------------------------
Investment Activities:
 Net investment income                  0.67        0.65        0.35          0.65        0.66      0.68
 Net realized and unrealized
  gains (losses) from
  investments                           0.50       (0.26)      (0.44)         0.19        0.32     (0.18)
---------------------------------------------------------------------------------------------------------
Total from Investment Activities        1.17        0.39       (0.09)         0.84        0.98      0.50
---------------------------------------------------------------------------------------------------------
Distributions:
 Net investment income                 (0.66)      (0.65)      (0.35)        (0.65)      (0.66)    (0.68)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD        $10.59      $10.08      $10.34        $10.78      $10.59    $10.27
---------------------------------------------------------------------------------------------------------
Total Return                          11.85%       3.94%     (0.87)%(b)      8.17%       9.97%     5.08%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                           $2,903,516  $1,687,041  $1,330,527    $1,277,246  $1,101,894  $757,627
 Ratio of expenses to average
  net assets                           0.60%       0.62%       0.64%(c)      0.64%       0.61%     0.66%
 Ratio of net investment
 income to average net assets          6.40%       6.44%       6.65%(c)      6.10%       6.41%     6.71%
 Ratio of expenses to average
  net assets*                          0.60%       0.67%       0.75%(c)      0.64%       0.61%     0.66%
 Portfolio turnover(d)                20.58%      16.19%      10.89%        34.69%      17.60%    24.92%

                                                 SIX MONTHS
                          YEAR ENDED JUNE 30,      ENDED         YEAR ENDED  DECEMBER 31,
INCOME BOND FUND         ----------------------   JUNE 30,       ---------------------------
CLASS I                     2001        2000      1999(E)          1998     1997      1996
---------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD          $7.51       $7.68       $8.10         $8.01    $7.85     $8.18
---------------------------------------------------------------------------------------------
Investment Activities:
 Net investment income         0.49        0.48        0.22          0.47     0.50      0.46
 Net realized and
  unrealized gains
  (losses) from
  investments                  0.24       (0.17)      (0.35)         0.14     0.17     (0.24)
---------------------------------------------------------------------------------------------
Total from Investment
 Activities                    0.73        0.31       (0.13)         0.61     0.67      0.22
---------------------------------------------------------------------------------------------
Distributions:
 Net investment income        (0.49)      (0.48)      (0.23)        (0.47)   (0.49)    (0.45)
 Net realized gains
  (losses)                    --          --          (0.06)        (0.05)   (0.02)    (0.10)
---------------------------------------------------------------------------------------------
Total Distributions           (0.49)      (0.48)      (0.29)        (0.52)   (0.51)    (0.55)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                       $7.75       $7.51       $7.68         $8.10    $8.01     $7.85
---------------------------------------------------------------------------------------------
Total Return                 10.00%       4.19%       (1.68)%(b)    7.82%    8.86%     3.14%

RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)           $1,336,566  $1,317,128  $1,328,702      $385,672  $94,544  $187,112
 Ratio of expenses to
  average net assets          0.64%       0.62%       0.62%(c)      0.65%    0.62%     0.57%
 Ratio of net investment
  income to average net
  assets                      6.41%       6.35%       5.92%(c)      5.79%    6.08%     6.02%
 Ratio of expenses to
  average net assets*         0.66%       0.69%       0.76%(c)      0.65%    0.62%     0.66%
 Portfolio turnover(d)       18.18%      25.10%      20.55%        41.69%   38.70%   103.93%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the peri-ods prior to March 22, 1999 represent the Pegasus Bond Fund. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the ba-sis of the Fund as a whole without distinguishing among the classes of shares issued. (E) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Income Bond Fund merged into the Pegasus Multi Sector Bond Fund to become the One Group Income Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Multi Sector Bond Fund.

                                       67
----

                                            YEAR ENDED JUNE 30,
                                -----------------------------------------------
SMALL CAP GROWTH FUND CLASS I     2001      2000      1999      1998     1997
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                           $12.97    $10.62    $12.05    $10.94   $10.75
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)      (0.06)    (0.03)    --        --       (0.02)
 Net realized and unrealized
  gains (losses) from
  investments                      (1.05)     3.26     (0.24)     2.44     1.31
--------------------------------------------------------------------------------
Total from Investment
 Activities                        (1.11)     3.23     (0.24)     2.44     1.29
--------------------------------------------------------------------------------
Distributions:
 Net realized gains                (1.39)    (0.88)    (1.19)    (1.33)   (1.10)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD    $10.47    $12.97    $10.62    $12.05   $10.94
--------------------------------------------------------------------------------
Total Return                     (9.00)%    32.26%   (0.72)%    23.58%   13.44%

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                         $274,544  $253,626  $130,974  $114,951  $78,318
 Ratio of expenses to average
  net assets                       1.04%     1.05%     1.06%     1.06%    1.02%
 Ratio of net investment
  income to average net assets   (0.59)%   (0.23)%     0.00%   (0.05)%  (0.16)%
 Ratio of expenses to average
  net assets*                      1.04%     1.06%     1.09%     1.09%    1.12%
 Portfolio turnover(a)           157.71%   163.03%   127.83%    83.77%   92.01%

                                        YEAR ENDED JUNE 30,
MID CAP GROWTH FUND      ------------------------------------------------------
CLASS I                     2001        2000        1999       1998      1997
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD         $29.73      $25.32      $22.51    $19.46    $18.81
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income
  (loss)                      (0.15)      (0.10)      (0.07)    (0.07)     0.25
 Net realized and
  unrealized gains
  (losses) from
  investments                 (3.13)       8.59        5.58      5.70      3.59
--------------------------------------------------------------------------------
Total from Investment
 Activities                   (3.28)       8.49        5.51      5.63      3.84
--------------------------------------------------------------------------------
Distributions:
 Net investment income          --          --          --        --      (0.25)
 In excess of net
  investment income             --          --          --        --      (0.02)
 Net realized gains           (4.32)      (4.08)      (2.70)    (2.58)    (2.92)
--------------------------------------------------------------------------------
Total Distributions           (4.32)      (4.08)      (2.70)    (2.58)    (3.19)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                      $22.13      $29.73      $25.32    $22.51    $19.46
--------------------------------------------------------------------------------
Total Return               (13.54)%      36.65%      28.39%    31.11%    22.75%

RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)           $1,418,647  $1,624,824  $1,164,884  $868,901  $623,911
 Ratio of expenses to
  average net assets          0.99%       0.99%       0.99%     1.00%     0.99%
 Ratio of net investment
  income to average net
  assets                    (0.60)%     (0.38)%     (0.35)%   (0.36)%     1.32%
 Portfolio turnover(a)      127.02%     181.78%     141.46%   158.43%   301.35%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                       68
----

                                       YEAR ENDED JUNE 30,
MID CAP VALUE FUND       ----------------------------------------------------
CLASS I                     2001       2000       1999       1998      1997
------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD         $13.44    $14.88      $16.90    $15.65    $14.69
------------------------------------------------------------------------------
Investment Activities:
 Net investment income
  (loss)                       0.12      0.12        0.13      0.14      0.22
 Net realized and
  unrealized gains
  (losses) from
  investments                  3.98     (0.14)       0.24      3.99      2.57
------------------------------------------------------------------------------
Total from Investment
 Activities                    4.10     (0.02)       0.37      4.13      2.79
------------------------------------------------------------------------------
Distributions:
 Net investment income        (0.12)    (0.12)      (0.13)    (0.14)    (0.22)
 Net realized gains           (0.68)    (1.30)      (2.26)    (2.74)    (1.61)
------------------------------------------------------------------------------
Total Distributions           (0.80)    (1.42)      (2.39)    (2.88)    (1.83)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                      $16.74    $13.44      $14.88    $16.90    $15.65
------------------------------------------------------------------------------
Total Return                 31.55%     0.38%       3.82%    28.27%    20.56%

RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)           $1,180,092  $963,410  $1,057,827  $634,672  $562,302
 Ratio of expenses to
  average net assets          0.96%     0.97%       0.95%     0.96%     0.98%
 Ratio of net investment
  income to average net
  assets                      0.77%     0.93%       0.94%     0.85%     1.52%
 Ratio of expenses to
  average net assets*         0.96%     0.97%       0.96%     0.96%     0.98%
 Portfolio turnover(a)      127.06%   110.43%     115.65%   106.41%    92.66%

                                          YEAR ENDED JUNE 30,
LARGE CAP GROWTH FUND    ----------------------------------------------------------
CLASS I                     2001        2000        1999        1998        1997
------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD         $26.68      $26.15      $22.71      $19.44      $15.44
------------------------------------------------------------------------------------
Investment Activities:
 Net investment income
  (loss)                      (0.08)      (0.03)        --         0.04        0.12
 Net realized and
  unrealized gains
  (losses) from
  investments                 (8.58)       3.90        5.80        6.13        4.79
------------------------------------------------------------------------------------
Total from Investment
 Activities                   (8.66)       3.87        5.80        6.17        4.91
------------------------------------------------------------------------------------
Distributions:
 Net investment income          --          --          --        (0.02)      (0.11)
 Net realized gains           (0.90)      (3.34)      (2.36)      (2.88)      (0.80)
------------------------------------------------------------------------------------
Total Distributions           (0.90)      (3.34)      (2.36)      (2.90)      (0.91)
------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                      $17.12      $26.68      $26.15      $22.71      $19.44
------------------------------------------------------------------------------------
Total Return               (33.56)%      15.30%      28.78%      35.75%      33.11%
RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)           $2,059,004  $3,118,107  $3,052,729  $1,510,521  $1,142,864
 Ratio of expenses to
  average net assets          0.93%       0.94%       0.96%       0.99%       0.99%
 Ratio of net investment
  income to average net
  assets                    (0.38)%     (0.12)%       0.07%       0.21%       0.69%
 Portfolio turnover(a)       73.36%     123.21%      86.34%     117.34%      57.17%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                       69
----

                                        YEAR ENDED JUNE 30,
DIVERSIFIED EQUITY FUND  ------------------------------------------------------
CLASS I                     2001        2000        1999       1998      1997
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD         $15.05      $15.19      $13.51    $11.51    $10.39
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income
  (loss)                       0.03        0.03        0.05      0.08      0.11
 Net realized and
  unrealized gains
  (losses) from
  investments                 (1.86)       0.72        2.52      3.36      2.85
--------------------------------------------------------------------------------
Total from Investment
 Activities                   (1.83)       0.75        2.57      3.44      2.96
--------------------------------------------------------------------------------
Distributions:
 Net investment income        (0.03)      (0.02)      (0.05)    (0.08)    (0.11)
 Net realized gains           (0.24)      (0.87)      (0.84)    (1.36)    (1.73)
--------------------------------------------------------------------------------
Total Distributions           (0.27)      (0.89)      (0.89)    (1.44)    (1.84)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                      $12.95      $15.05      $15.19    $13.51    $11.51
--------------------------------------------------------------------------------
Total Return               (12.37)%       5.23%      20.72%    32.26%    31.97%
RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)           $1,742,023  $1,895,968  $2,089,940  $630,340  $430,837
 Ratio of expenses to
  average net assets          0.95%       0.95%       0.95%     0.98%     0.98%
 Ratio of net investment
  income to average net
  assets                      0.26%       0.20%       0.42%     0.66%     1.06%
 Ratio of expenses to
  average net assets*         0.95%       0.95%       0.95%     0.98%     1.00%
 Portfolio turnover(a)       21.92%      37.98%      50.82%    62.37%   113.17%

                                        YEAR ENDED JUNE 30,
EQUITY INDEX FUND CLASS  ------------------------------------------------------
I                           2001        2000        1999       1998      1997
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD         $33.21      $31.79      $27.16    $21.80    $16.66
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income         0.27        0.31        0.31      0.33      0.35
 Net realized and
  unrealized gains
  (losses) from
  investments                 (5.26)       1.86        5.54      5.98      5.27
--------------------------------------------------------------------------------
Total from Investment
 Activities                   (4.99)       2.17        5.85      6.31      5.62
--------------------------------------------------------------------------------
Distributions:
 Net investment income       (0.26)       (0.30)      (0.30)    (0.32)    (0.33)
 Net realized gains           --          (0.45)      (0.92)    (0.63)    (0.15)
--------------------------------------------------------------------------------
Total Distributions           (0.26)      (0.75)      (1.22)    (0.95)    (0.48)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                      $27.96      $33.21      $31.79    $27.16    $21.80
--------------------------------------------------------------------------------
Total Return               (15.05)%       6.86%      22.50%    29.73%    34.30%

RATIOS/SUPPLEMENTARY
 DATA:
 Net assets at end of
  period (000)           $1,742,852  $1,987,505  $1,855,947  $671,422  $480,819
 Ratio of expenses to
  average net assets          0.35%       0.35%       0.35%     0.35%     0.30%
 Ratio of net investment
  income to average net
  assets                      0.89%       0.95%       1.14%     1.37%     1.87%
 Ratio of expenses to
  average net assets*         0.36%       0.42%       0.57%     0.62%     0.61%
 Portfolio turnover(a)        9.72%       7.89%       5.37%     4.32%     5.81%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                       70
----

                                     YEAR ENDED      SIX MONTHS     JULY 31,
                                      JUNE 30,         ENDED        1998 TO
MARKET EXPANSION INDEX FUND CLASS  ----------------   JUNE 30,    DECEMBER 31,
I                                   2001     2000     1999(A)       1998(B)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                              $9.07   $10.63    $10.52        $10.00
------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)         0.06     0.07      0.03          0.03
 Net realized and unrealized gains
  (losses) from investments           0.70     1.15      0.40          0.93
 Capital contributions from
  Investment Advisor                 --        0.02     --            --
------------------------------------------------------------------------------
Total from Investment Activities      0.76     1.24      0.43          0.96
------------------------------------------------------------------------------
Distributions:
 Net investment income               (0.05)   (0.07)    (0.03)        (0.03)
 Net realized gains                  (0.96)   (2.73)    (0.29)        (0.41)
------------------------------------------------------------------------------
Total Distributions                  (1.01)   (2.80)    (0.32)        (0.44)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $8.82    $9.07    $10.63        $10.52
------------------------------------------------------------------------------
Total Return                         8.84%   14.30%     4.54%(c)      9.91%(c)

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000) $31,337  $28,699   $28,871       $27,483
 Ratio of expenses to average net
  assets                             0.57%    0.57%     0.57%(d)      0.56%(d)
 Ratio of net investment income to
  average net assets                 0.61%    0.72%     0.68%(d)      0.75%(d)
 Ratio of expenses to average net
  assets*                            0.57%    0.71%     0.97%(d)      1.12%(d)
 Portfolio turnover(e)              36.68%   64.29%    36.50%        20.18%

                                                                    DECEMBER 10,
                                    YEAR ENDED JUNE 30,               1996 TO
INVESTOR GROWTH & INCOME     -------------------------------------    JUNE 30,
FUND CLASS I                   2001      2000      1999     1998      1997(B)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD                     $13.84    $13.29    $12.57   $10.93     $10.00
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income           0.42      0.43      0.35     0.25       0.15
 Net realized and unrealized
  gains (losses) from
  investments                   (0.86)     0.63      1.32     1.92       0.93
--------------------------------------------------------------------------------
Total from Investment
 Activities                     (0.44)     1.06      1.67     2.17       1.08
--------------------------------------------------------------------------------
Distributions:
 Net investment income          (0.40)    (0.42)    (0.48)   (0.25)     (0.15)
 Net realized gains             (0.79)    (0.09)    (0.47)   (0.28)     --
--------------------------------------------------------------------------------
Total Distributions             (1.19)    (0.51)    (0.95)   (0.53)     (0.15)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                        $12.21    $13.84    $13.29   $12.57     $10.93
--------------------------------------------------------------------------------
Total Return                  (3.51)%     8.10%    14.11%   20.34%     10.87%(c)

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                      $160,441  $207,040  $209,770  $98,060    $43,660
 Ratio of expenses to
  average net assets            0.20%     0.20%     0.20%    0.20%      0.20%(d)
 Ratio of net investment
  income to average net
  assets                        3.19%     3.14%     3.70%    2.17%      2.78%(d)
 Ratio of expenses to
  average net assets*           0.20%     0.22%     0.27%    0.34%      0.66%(d)
 Portfolio turnover(E)          6.15%    21.50%    17.87%   11.38%     18.07%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Mar-ket Expansion Index Fund became the One Group Market Expansion Index Fund. The Financial Highlights for the periods to March 22, 1999 represent the Pegasus Market Expansion Index Fund. (B) Period from commencement of opera-tions. (C) Not annualized. (D) Annualized. (E) Portfolio turnover is calcu-lated on the basis of the Fund as a whole without distinguishing among clas-ses of shares issued.

                                       71
----

                                                                    DECEMBER 10,
                                      YEAR ENDED JUNE 30,             1996 TO
INVESTOR CONSERVATIVE GROWTH    ----------------------------------    JUNE 30,
FUND CLASS I                     2001     2000     1999     1998      1997(A)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                          $11.09   $11.20   $11.06   $10.33     $10.00
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income             0.52     0.52     0.47     0.46       0.26
 Net realized and unrealized
  gains (losses) from
  investments                     (0.11)   (0.03)    0.28     0.82       0.33
--------------------------------------------------------------------------------
Total from Investment
 Activities                        0.41     0.49     0.75     1.28       0.59
--------------------------------------------------------------------------------
Distributions:
 Net investment income            (0.52)   (0.52)   (0.48)   (0.45)     (0.26)
 Net realized gains               (0.27)   (0.08)   (0.13)   (0.10)     --
--------------------------------------------------------------------------------
Total Distributions               (0.79)   (0.60)   (0.61)   (0.55)     (0.26)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD   $10.71   $11.09   $11.20   $11.06     $10.33
--------------------------------------------------------------------------------
Total Return                      3.73%    4.52%    7.01%   12.70%      6.00%(b)

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                         $58,396  $52,294  $37,131  $30,352    $15,038
 Ratio of expenses to average
  net assets                      0.20%    0.20%    0.20%    0.20%      0.20%(c)
 Ratio of net investment
  income to average net assets    4.71%    4.66%    4.31%    4.43%      4.92%(c)
 Ratio of expenses to average
  net assets*                     0.20%    0.23%    0.32%    0.56%      1.46%(c)
 Portfolio turnover(d)            7.82%   23.76%    9.73%    3.22%     28.46%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                       72
----

  ONE GROUP(R)             Appendix A
----------------------------------------------
Investment Practices

The Funds and Investor Portfolios (as the underlying investments of the In-vestor Growth & Income Fund and the Investor Conservative Growth Fund) invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds and the Investor Portfo-lios, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by mar-ket, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Addi-tional Information. Following the table is a more complete discussion of risk.

                        FUND NAME  FUND CODE
 -------------------------------------------
         One Group(R) Prime Money
                      Market Fund       1
 -------------------------------------------
           One Group(R) Bond Fund       2
 -------------------------------------------
    One Group(R) Income Bond Fund       3
 -------------------------------------------
    One Group(R) Small Cap Growth
                             Fund       4
 -------------------------------------------
      One Group(R) Mid Cap Growth
                             Fund       5
 -------------------------------------------
       One Group(R) Mid Cap Value
                             Fund       6
 -------------------------------------------
    One Group(R) Large Cap Growth
                             Fund       7
 -------------------------------------------
         One Group(R) Diversified
                      Equity Fund       8
 -------------------------------------------
   One Group(R) Equity Index Fund       9
 -------------------------------------------
    One Group(R) Market Expansion
                             Fund      10
 -------------------------------------------
   One Group(R) Investor Growth &
                      Income Fund      11
 -------------------------------------------
   One Group(R) Investor
    Conservative Growth Fund           12

                                                               FUND   RISK
INSTRUMENT                                                     CODE   TYPE
-----------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and     1-12 Market
CUBES.
-----------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs and CATS.                        1-12 Market
-----------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by        1-12 Market
agencies and instrumentalities of the U.S. government. These        Credit
include Fannie Mae and Freddie Mac.
-----------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a stated  1-12 Market
maturity.                                                           Credit
                                                                    Liquidity
-----------------------------------------------------------------------------

                                       73
----

------------

                                                                 FUND   RISK
INSTRUMENT                                                       CODE   TYPE
-------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in       1-12 Liquidity
exchange for the deposit of funds.                                    Credit
                                                                      Market
-------------------------------------------------------------------------------
Common Stock: Shares of ownership of a company.                   4-9 Market
-------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the        1-12 Credit
simultaneous commitment to return the security to the seller at       Market
an agreed upon price on an agreed upon date. This is treated as       Liquidity
a loan.
-------------------------------------------------------------------------------
Reverse Repurchase Agreements: The sale of a security and the    1-12 Market
simultaneous commitment to buy the security back at an agreed         Leverage
upon price on an agreed upon date. This is treated as a
borrowing by a Fund.
-------------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3% of the Fund's   1-12 Credit
total assets. In return the Fund will receive cash, other             Market
securities, and/or letters of credit as collateral.                   Leverage
-------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments: Purchase or      1-12 Market
contract to purchase securities at a fixed price for delivery         Leverage
at a future date.                                                     Liquidity
                                                                      Credit
-------------------------------------------------------------------------------
Investment Company Securities: Shares of other mutual funds,     1-12 Market
including One Group money market funds and shares of other
money market funds for which Banc One Investment Advisors or its affiliates serve as investment advisor or administrator.
Banc One Investment Advisors will waive certain fees when
investing in funds for which it serves as investment advisor.
-------------------------------------------------------------------------------
Convertible Securities: Bonds or preferred stock that can        2-12 Market
convert to common stock.                                              Credit
-------------------------------------------------------------------------------

                                       74
----

------------

                                                                        RISK
INSTRUMENT                                                 FUND CODE    TYPE
-------------------------------------------------------------------------------
Call and Put Options: A call option gives the buyer the         2-12 Management
right to buy, and obligates the seller of the option to              Liquidity
sell, a security at a specified price at a future date. A            Credit
put option gives the buyer the right to sell, and                    Market
obligates the seller of the option to buy, a security at             Leverage
a specified price at a future date. The Funds will sell
only covered call and secured put options.
-------------------------------------------------------------------------------
Futures and Related Options: A contract providing for the       2-12 Management
future sale and purchase of a specified amount of a                  Market
specified security, class of securities, or an index at a            Credit
specified time in the future and at a specified price.               Liquidity
                                                                     Leverage
-------------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs"): Pooled                 2-12 Liquidity
investment vehicles which invest primarily in income-                Management
producing real estate or real estate related loans or                Market
interest.                                                            Regulatory
                                                                     Tax
                                                                     Prepayment
-------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts          1-12 Credit
drawn on and accepted by a commercial bank. Maturities               Liquidity
are generally six months or less.                                    Market
-------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term              1-12 Credit
promissory notes issued by corporations and other                    Liquidity
entities. Maturities generally vary from a few days to               Market
nine months.
-------------------------------------------------------------------------------
Extendable Commercial Notes: Variable rate notes which     1, 11, 12 Market
normally mature within a short period of time (e.g., one             Credit
month) but which may be extended by the issuer for a                 Liquidity
maximum maturity of 13 months.
-------------------------------------------------------------------------------
Foreign Securities: Securities issued by foreign                1-12 Market
companies, as well as commercial paper of foreign issuers            Political
and obligations of foreign banks, overseas branches of               Liquidity
U.S. banks and supranational entities. Includes American             Foreign
Depositary Receipts and Global Depositary Receipts,                  Investment
American Depositary Securities, and European Depositary
Receipts.
-------------------------------------------------------------------------------

                                       75
----

------------

                                                                        RISK
INSTRUMENT                                              FUND CODE       TYPE
-------------------------------------------------------------------------------
Restricted Securities: Securities not registered                1-12 Liquidity
under the Securities Act of 1933, such as privately                  Market
placed commercial paper and Rule 144A securities.
-------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations             1-12 Credit
with interest rates which are reset daily, weekly,                   Liquidity
quarterly or some other period and which may be                      Market
payable to the Fund on demand.
-------------------------------------------------------------------------------
Rights and Warrants: Securities, typically issued          3-5, 7-12 Market
with preferred stock or bonds, that give the holder                  Credit
the right to buy a proportionate amount of common
stock at a specified price.
-------------------------------------------------------------------------------
Preferred Stock: A class of stock that generally                2-12 Market
pays a dividend at a specified rate and has
preference over common stock in the payment of
dividends and in liquidation.
-------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured     1-3, 11, 12 Prepayment
by real estate loans and pools of loans. These                       Market
include collateralized mortgage obligations                          Credit
("CMOs"), and Real Estate Mortgage Investment                        Regulatory
Conduits ("REMICs").
-------------------------------------------------------------------------------
Corporate Debt Securities: Corporate bonds and non-   2-3, 7, 11, 12 Market
convertible debt securities.                                         Credit
-------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts     1-3, 11, 12 Market
and standby commitments to purchase the securities                   Liquidity
at a fixed price (usually with accrued interest)                     Management
within a fixed period of time following demand by a
Fund.
-------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by           1-3, 11, 12 Prepayment
company receivables, home equity loans, truck and                    Market
auto loans, leases, credit card receivables and                      Credit
other securities backed by other types of                            Regulatory
receivables or other assets.
-------------------------------------------------------------------------------

                                       76
----

------------

                                                                        RISK
INSTRUMENT                                               FUND CODE      TYPE
-------------------------------------------------------------------------------
Mortgage Dollar Rolls: A transaction in which a Fund    2, 3, 11, 12 Prepayment
sells securities for delivery in a current month and                 Market
simultaneously contracts with the same party to                      Regulatory
repurchase similar but not identical securities on a
specified future date.
-------------------------------------------------------------------------------
Adjustable Rate Mortgage Loans ("ARMs"): Loans in a     2, 3, 11, 12 Prepayment
mortgage pool which provide for a fixed initial                      Market
mortgage interest rate for a specified period of time,               Credit
after which the rate may be subject to periodic                      Regulatory
adjustments.
-------------------------------------------------------------------------------
Swaps, Caps and Floors: A Fund may enter into these             2-12 Management
transactions to manage its exposure to changing                      Credit
interest rates and other factors. Swaps involve an                   Liquidity
exchange of obligations by two parties. Caps and                     Market
floors entitle a purchaser to a principal amount from
the seller of the cap or floor to the extent that a
specified index exceeds or falls below a predetermined
interest rate or amount.
-------------------------------------------------------------------------------
New Financial Products: New options and futures                 2-12 Management
contracts and other financial products continue to be                Credit
developed and the Funds may invest in such options,                  Market
contracts and products.                                              Liquidity
-------------------------------------------------------------------------------
Structured Instruments: Debt securities issued by        1-8, 11, 12 Market
agencies and instrumentalities of the U.S. government,               Liquidity
banks, municipalities, corporations and other                        Management
businesses whose interest and/or principal payments                  Credit
are indexed to foreign currency exchange rates,                      Foreign
interest rates, or one or more other referenced                      Investment
indices.
-------------------------------------------------------------------------------

                                       77
----

------------

                                                                        RISK
INSTRUMENT                                                FUND CODE     TYPE
-------------------------------------------------------------------------------
Municipal Bonds: Securities issued by a state or         1-3, 11, 12 Market
political subdivision to obtain funds for various                    Credit
public purposes. Municipal bonds include private                     Political
activity bonds and industrial development bonds, as                  Tax
well as General Obligation Notes, Tax Anticipation                   Regulatory
Notes, Bond Anticipation Notes, Revenue Anticipation
Notes, Project Notes, other short-term tax-exempt
obligations, municipal leases, obligations of municipal
housing authorities and single family revenue bonds.
-------------------------------------------------------------------------------
Obligations of Supranational Agencies: Obligations of          11,12 Credit
supranational agencies which are chartered to promote                Foreign
economic development and are supported by various                    Investment
governments and governmental agencies.
-------------------------------------------------------------------------------
Currency Futures and Related Options: The Funds may            11-12 Management
engage in transactions in financial futures and related              Liquidity
options, which are generally described above. The Funds              Credit
will enter into these transactions in foreign                        Market
currencies for hedging purposes only.                                Political
                                                                     Leverage
                                                                     Foreign
                                                                     Investment
-------------------------------------------------------------------------------
Forward Foreign Exchange Transactions: Contractual             11-12 Management
agreement to purchase or sell one specified currency                 Liquidity
for another currency at a specified future date and                  Credit
price. The Funds will enter into forward foreign                     Market
exchange transactions for hedging purposes only.                     Political
                                                                     Leverage
                                                                     Foreign
                                                                     Investment
-------------------------------------------------------------------------------

                                       78
----

------------

                                                                       RISK
INSTRUMENT                                              FUND CODE      TYPE
-------------------------------------------------------------------------------
Exchange Traded Funds: Ownership in unit investment            4-12 Market
trusts, depositary receipts, and other pooled
investment vehicles that hold a portfolio of
securities or stocks designed to track the price
performance and dividend yield of a particular broad
based, sector or international index. Exchange traded
funds or ETFs include a wide range of investments
such as iShares, Standard and Poor's Depository
Receipts ("SPDRs"), and NASDAQ 100's. The Equity
Index Fund invests only in SPDRs and other Exchange
Traded Funds that track the S&P 500.
-------------------------------------------------------------------------------
Zero Coupon Debt Securities: Bonds and other debt      2, 3, 11, 12 Credit
that pay no interest, but are issued at a discount                  Market
from their value at maturity. When held to maturity,                Zero Coupon
their entire return equals the difference between
their issue price and their maturity value.
-------------------------------------------------------------------------------
Zero-Fixed-Coupon Debt Securities: Zero coupon debt    2, 3, 11, 12 Credit
securities which convert on a specified date to                     Market
interest bearing debt securities.                                   Zero Coupon
-------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities: Derivative        2, 3, 11, 12 Prepayment
multi-class mortgage securities usually structured                  Market
with two classes of shares that receive different                   Credit
proportions of the interest and principal from a pool               Regulatory
of mortgage-backed obligations. These include IOs and
POs.
-------------------------------------------------------------------------------
Inverse Floating Rate Instruments: Floating rate debt  2, 3, 11, 12 Market
instruments with interest rates that reset in the                   Leverage
opposite direction from the market rate of interest                 Credit
to which the inverse floater is indexed.
-------------------------------------------------------------------------------

                                       79
----

------------

                                                                     RISK
INSTRUMENT                                               FUND CODE   TYPE
-------------------------------------------------------------------------------
Loan Participations and Assignments: Participations     2, 3, 11, 12 Credit
in, or assignments of all or a portion of loans to                   Political
corporations or to governments, including governments                Liquidity
of the less developed countries ("LDCs").                            Foreign
                                                                     Investment
                                                                     Market
-------------------------------------------------------------------------------
Fixed Rate Mortgage Loans: Investments in fixed rate    2, 3, 11, 12 Credit
mortgage loans or mortgage pools which bear simple                   Prepayment
interest at fixed annual rates and have short- to                    Regulatory
long- term final maturities.                                         Market
-------------------------------------------------------------------------------
Short-Term Funding Agreements: Agreements issued by      1-3, 11, 12 Credit
banks and highly rated U.S. insurance companies such                 Liquidity
as Guaranteed Investment Contracts ("GICs") and Bank                 Market
Investment Contracts ("BICs").
-------------------------------------------------------------------------------
Participation Interests: Interests in municipal                    1 Credit
securities, including municipal leases, from financial               Tax
institutions such as commercial and investment banks,                Market
savings and loan associations and insurance companies.               Investment
These interests may take the form of participations,                 Risks
beneficial interests in a trust, partnership interests
or any other form of indirect ownership that allows
the Funds to treat the income from the investment as
exempt from federal income tax.
-------------------------------------------------------------------------------

                                       80
----

------------

Investment Risks

Below is a more complete discussion of the types of risks inherent in the secu-rities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

 . Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a finan-cial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

 . Leverage Risk. The risk associated with securities or practices that mul-tiply small index or market movements into large changes in value. Lever-age is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

 . Liquidity Risk. The risk that certain securities may be difficult or im-possible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less-advantageous investments.

 . Management Risk. The risk that a strategy used by a Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

 . Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single is-suer, indus-

                                       81
----

------------
   try, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or mar-ket may be inaccurate or unavailable. This is particularly relevant to in-vestments in foreign securities.

 . Political Risk. The risk of losses attributable to unfavorable governmen-tal or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

 . Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic devel-opments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively af-fect an investment. Adverse changes in exchange rates may erode or re-verse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the abil-ity of an issuer to repay U.S. dollar denominated debt, thereby increas-ing credit risk.

 . Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepay-ment, a Fund may fail to recover additional amounts such as premiums paid for securities with higher interest rates, resulting in an unexpected capital loss.

 . Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of munic-ipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

 . Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses and state usury laws.

 . Zero Coupon Risk. The market prices of securities structured as zero cou-pon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

                                       82
----

------------
Investment Practices of the Underlying Funds

The following is a brief description of the principal investment policies of each of the underlying funds.

ONE GROUP PRIME MONEY MARKET FUND
One Group Prime Money Market Fund seeks current income with liquidity and sta-bility of principal. The Fund invests exclusively in high quality, short-term money market instruments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations. The Fund will concentrate in the financial services industry, including asset backed commercial paper programs. The Fund will comply with SEC rules applica-ble to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940.

ONE GROUP ULTRA SHORT-TERM BOND FUND
One Group Ultra Short-Term Bond Fund seeks a high level of current income con-sistent with low volatility of principal by investing in a diversified portfo-lio of short-term investment grade securities. The Fund mainly invests in all types of investment grade debt securities (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality), including mortgage-backed securities, asset-backed securities and money market instru-ments. As part of its main investment strategy, the Fund invests in adjustable rate mortgage pass-through securities and other securities representing an in-terest in or secured by mortgages with periodic interest rate resets. Banc One Investment Advisors selects securities for the Fund by analyzing both individ-ual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical nature of the transac-tion.

ONE GROUP SHORT-TERM BOND FUND
One Group Short-Term Bond Fund seeks current income consistent with preserva-tion of capital through investment in high- and medium-grade fixed income secu-rities. The Fund mainly invests in investment grade debt securities (or unrated debt securities which Banc One Investment Advisors determines to be of compara-ble quality) with short to intermediate remaining maturities. These include U.S. government obligations and mortgage-backed and asset-backed securities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advi-sors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securi-ties after performing a risk/reward analysis that includes an evaluation of in-terest rate risk, credit risk, and the complex legal and technical structure of the transaction.

                                       83
----

------------

ONE GROUP INTERMEDIATE BOND FUND
One Group Intermediate Bond Fund seeks current income consistent with the pres-ervation of capital through investments in high- and medium-grade fixed-income securities with intermediate maturities. The Fund mainly invests in investment grade debt securities of all types (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality), including bonds, notes, and U.S. government obligations with intermediate maturities. These in-clude mortgage-backed and asset-backed securities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.

ONE GROUP BOND FUND
One Group Bond Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities. The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which Banc One Investment Advisors determines to be of com-parable quality). These include U.S. government obligations and mortgage-backed and asset-backed securities. Banc One Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, matu-rity concentrations and individual securities. Banc One Investment Advisors looks for market sectors and individual securities that it believes will per-form well over time. Banc One Investment Advisors is value oriented and selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and tech-nical structure of the transaction.

ONE GROUP INCOME BOND FUND
One Group Income Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt secu-rities. The Fund mainly invests in investment grade debt securities (or unrated debt securities that are determined to be of comparable quality by Banc One In-vestment Advisors). In addition, the Fund also may invest in bonds, convertible securities, preferred stock, loan participations and other debt securities rated below investment grade (i.e., junk bonds.) (The Fund may not invest more than 30% of its total assets in these securities.) The Fund also invests in mortgage-backed and asset-backed securities. The Fund invests in securities with short to long maturities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sec-tors. Banc One Investment Advisors looks for market sectors and individual se-curities that it believes will perform well over time. Banc One Investment Ad-visors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.

                                       84
----

------------

ONE GROUP GOVERNMENT BOND FUND
One Group Government Bond Fund seeks a high level of current income with li-quidity and safety of principal. The Fund limits its investments to securities issued by the U.S. government and its agencies and instrumentalities (e.g., government bonds) or related to securities issued by the U.S. government and its agencies and instrumentalities. The Fund mainly invests in government bonds with intermediate to long remaining maturities. These include mortgage-backed securities. Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Government Bond Fund spreads its holdings across various security types within the government market sector (e.g., U.S. government agency securities and agency mortgage-backed se-curities). Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk and the complex legal and technical structure of the transaction.

ONE GROUP HIGH YIELD BOND FUND
One Group High Yield Bond Fund seeks a high level of current income by invest-ing primarily in a diversified portfolio of debt securities which are rated be-low investment grade or unrated. Capital appreciation is a secondary objective. The Fund invests in all types of high-yield, high-risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock and loan participations. The Fund's investments generally will be rated below investment grade or unrated. Such securities are also known as junk bonds. The Fund's sub-advisor, Banc One High Yield Partners, LLC focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors. Banc One High Yield Partners monitors investments on an ongoing basis by staying abreast of positive and negative credit developments and having regular discussions with senior management of issuers of the Fund's investments.

ONE GROUP SMALL CAP GROWTH FUND
One Group Small Cap Growth Fund seeks long-term capital growth primarily by in-vesting in a portfolio of equity securities of small-capitalization and emerg-ing growth companies. The Fund invests mainly in common stock, debt securities, preferred stocks, convertible securities, warrants and other equity securities of small-capitalization companies. Generally, the Fund invests in small-cap companies with market capitalizations ranging from $100 million to $3 billion at the time of investment.

ONE GROUP SMALL CAP VALUE FUND
One Group Small Cap Value Fund seeks long-term capital growth by investing pri-marily in equity securities of small-capitalization companies. The Fund invests mainly in equity securities of small domestic companies with market capitaliza-tions of $100 million to $3 billion at the time of investment. In reviewing in-vestment opportunities, Banc One Investment Advisors uses a value-oriented approach. Companies are selected based upon such valuation characteristics as price-to-earnings, price-to-book and price-to-cash flow ratios which are at a discount to market averages. Banc One Investment Advisors also evaluates compa-nies based on private market value, balance sheet strength, management depth and

                                       85
----

------------
quality, market and industry position, normalized return on capital and recent transactions involving similar businesses. Stocks are sold based on price con-siderations or when they are no longer expected to appreciate in value.

ONE GROUP MID CAP GROWTH FUND
One Group Mid Cap Growth Fund seeks growth of capital and, secondarily, current income by investing primarily in equity securities. The Fund invests in securi-ties that have the potential to produce above-average earnings growth per share over a one-to-three year period. The Fund typically invests in mid-cap compa-nies with market capitalizations of $500 million to $10 billion at the time of investment. Typically, the Fund acquires shares of established companies with a history of above-average growth, as well as those companies expected to enter periods of above-average growth. Not all the securities purchased by the Fund will pay dividends. The Fund also invests in smaller companies in emerging growth industries.

ONE GROUP MID CAP VALUE FUND
One Group Mid Cap Value Fund seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities. The Fund invests mainly in equity securities of companies with below-market average price-to-earnings and price-to-book value ratios and with market capitaliza-tions of $500 million to $10 billion at the time of investment. In choosing in-vestments, the Fund considers the issuer's soundness and earnings prospects. In seeking to achieve the objective of capital appreciation, Banc One Investment Advisors looks at anticipated changes that may positively impact the value of the company such as new products, deployment of new technologies, cost cutting efforts and changes in management. As a secondary consideration, Banc One In-vestment Advisors looks for companies that have the potential to increase their dividends over time. If Banc One Investment Advisors thinks that a company's fundamentals are declining or that a company's ability to pay dividends has been impaired, it may eliminate the Fund's holding of the company's stock.

ONE GROUP DIVERSIFIED MID CAP FUND
One Group Diversified Mid Cap Fund seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations. The Fund invests mainly in equity securities of mid-cap companies. Mid-cap com-panies are defined as companies with market capitalizations of $500 million to $10 billion at the time of investment. The Fund looks for companies of this size with strong potential, stable market share and an ability to quickly re-spond to new business opportunities. In choosing securities, the Fund invests in mid-cap and other companies across different capitalization levels targeting both value- and growth-oriented companies. Because the Fund seeks return over the long term, Banc One Investment Advisors will not attempt to time the mar-ket.

ONE GROUP LARGE CAP GROWTH FUND
One Group Large Cap Growth Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities. The Fund invests mainly in equity securities of large, well-established companies. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment.

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ONE GROUP LARGE CAP VALUE FUND
One Group Large Cap Value Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities. The Fund invests mainly in equity securities of large companies that are be-lieved to be selling below their long-term investment values. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment. The Fund also may invest in the stock of companies which have "breakup values" well in excess of current market values or which have uniquely undervalued corporate assets.

ONE GROUP EQUITY INCOME FUND
One Group Equity Income Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by invest-ing primarily in equity securities. The Fund attempts to keep its dividend yield above the Standard & Poor's 500 Composite Price Index ("S&P 500 In-dex")/1/ by investing in common stock of corporations which regularly pay divi-dends, as well as stocks with favorable long-term fundamental characteristics. As part of its main investment strategy, the Fund may invest in convertible bonds and REITs. Because yield is the main consideration in selecting securi-ties, the Fund may purchase stocks of companies that are out of favor in the financial community.

/1/"S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

ONE GROUP DIVERSIFIED EQUITY FUND
One Group Diversified Equity Fund seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current in-come. The Fund invests mainly in common stocks of companies that have good fun-damentals and reasonable valuations with the potential for continued earnings growth over time. The Fund uses a multi-style approach, meaning that it may in-vest across different capitalization levels targeting both value- and growth-oriented companies. Because the Fund seeks return over the long term, Banc One Investment Advisors will not attempt to time the market.

ONE GROUP EQUITY INDEX FUND
One Group Equity Index Fund seeks investment results that correspond to the ag-gregate price and dividend performance of the securities in the S&P 500 In-dex/1/. The Fund invests mainly in stocks included in the S&P 500 Index. The Fund also may invest in stock index futures and other equity derivatives. Banc One Investment Advisors attempts to track the performance of the S&P 500 Index to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 Index without taking into account the Fund's expenses.

/1/"S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

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ONE GROUP HEALTH SCIENCES FUND
One Group Health Sciences Fund is designed to provide long-term capital appre-ciation. The Fund mainly invests in equity securities of companies engaged in the research, development, production or distribution of products and services related to biotechnology, health care or medicine. These companies include bio-technology companies, pharmaceutical companies, medical supply and equipment companies, and companies engaged in medical, diagnostic, or other related re-search and development. In selecting investments for the Fund, Banc One Invest-ment Advisors will seek to identify companies that are well positioned for growth. Banc One Investment Advisors also selects stocks based on revenue and earnings potential and attractive relative valuations. Although the Fund may invest in companies of any size, the Fund will typically invest in large- and mid-capitalization companies. The Fund is considered non-diversified and can invest more of its assets in a single issuer than a "diversified" fund. In ad-dition, the Fund concentrates its investments in a single industry or group of industries in the health sciences sector.

ONE GROUP TECHNOLOGY FUND
One Group Technology Fund is designed to provide long-term capital growth. The Fund mainly invests in equity securities of companies that have developed, or are expected to develop, products, processes or services that will provide sig-nificant technological advances and improvements. This may include, for exam-ple, companies that develop, produce or distribute products in the computer, electronics and communications sectors. In selecting investments, the Fund will generally invest in companies that are positioned for accelerated growth or higher earnings. In addition, the Fund also may invest in companies (regardless of size) whose stocks appear to be trading below their true value. The Fund is considered non-diversified and can invest more of its assets in a single issuer than a "diversified" fund. In addition, the Fund concentrates its investments in a single industry or group of industries in the technology sector.

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
One Group International Equity Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securi-ties in the MSCI EAFE GDP Index./1/ The Fund invests mainly in foreign stocks included in the MSCI EAFE GDP Index. The Fund also may invest in stock index futures. Banc One Investment Advisors attempts to track the performance of the MSCI EAFE GDP Index to achieve a correlation of 0.90 between the performance of the Fund and that of the MSCI EAFE GDP Index, without taking into account the Fund's expenses. As part of its investment strategy, the Fund may invest in se-curities of emerging international markets such as Mexico, Chile and Brazil. Banc One Investment Advisors selects securities of emerging markets that are included in the Morgan Stanley Emerging Market Free Index based on size, risk and the ease of investing in the country's market (e.g., reasonable settlement procedures). Most of the Fund's assets will be denominated in foreign curren-cies.

/1/"MSCI EAFE GDP Index" is a registered service mark of Morgan Stanley Capital
  International, which does not sponsor and is in no way affiliated with the Fund.

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One Group Diversified International Fund seeks long-term capital growth by in-
vesting primarily in equity securities of foreign issuers. The Fund invests mainly in the securities of companies located in Europe, Asia and Latin Ameri-ca. The Fund also will invest in other regions and countries that present at-tractive investment opportunities, including developing countries. In selecting a country for investment, Banc One Investment Advisors analyzes the global eco-nomic and political situation, as well as the securities market of selected countries. In selecting individual securities, Banc One Investment Advisors se-lects a representative sampling of the companies comprising the individual country's stock market index.

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The prospectus is intended for use in connection with the Bank One Corporation
Savings and Investment Plan. If you want more information about the Funds, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed in-formation about the Funds and is incorporated into this prospectus by refer-ence.

HOW CAN I GET MORE INFORMATION? You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1-888-506-401K or by writing the Bank One Corporation Savings and Investment Plan at:

BANK ONE CORPORATION SAVINGS AND INVESTMENT PLAN
MAIL CODE IL1-0002
1 BANK ONE PLAZA
CHICAGO, IL 60670-0002

You can also review and copy the Funds' reports and the SAI at the Public Ref-erence Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information also may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

(Investment Company Act File No. 811-4236)




TOG-F-229 (5/02)
                                                                [LOGO] ONE GROUP